File No. 333-90412
                                                                       811-21118
                     As filed with the SEC on July 10, 2002
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                   FORM N-14
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. 1
                        Post-Effective Amendment No. __
                        (Check appropriate box or boxes)


                          GOLDEN OAK(R) FAMILY OF FUNDS

               (Exact Name of Registrant as Specified in Charter)

                                 (412) 288-1900
                        (Area Code and Telephone Number)

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)

                                   Copies to:

C. Grant Anderson, Esquire                  Matthew G. Maloney, Esquire
Corporate Counsel                           Dickstein Shapiro Morin & Oshinsky
Federated Investors, Inc.                   LLP
Federated Investors Tower                   2101 L Street, NW
1001 Liberty Avenue                         Washington, DC  20037
Pittsburgh, PA 15222-3779

     Title of Securities Being Registered: Class A Shares and Institutional Shares of Golden Oak(R) Growth Portfolio, Golden Oak(R) Value Portfolio, Golden Oak(R) Small Cap Value Portfolio, Golden Oak(R) International Equity Portfolio, Golden Oak(R) Intermediate-Term Income Portfolio, Golden Oak(R) Michigan Tax Free Bond Portfolio and Golden Oak(R) Prime Obligation Money Market Portfolio, portfolios of the Golden Oak(R) Family of Funds.

Approximate Date of Proposed Public Offering: As soon as possible after the effective date of this Registration Statement.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.






1
1447751 v6; V13B06!.DOC

1447751 v6; V13B06!.DOC
                                 THE ARBOR FUND
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                                                   July 12, 2002

Dear Shareholder:

         The Board of Trustees and management of The Arbor Fund are pleased to submit for your vote a proposal to transfer all of the assets of its Golden Oak Growth Portfolio, Golden Oak Value Portfolio, Golden Oak Small Cap Value Portfolio, Golden Oak International Equity Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money Market Portfolio (each a "Selling Fund" and collectively the "Selling Funds") to a corresponding series (each a "Successor Fund" and collectively the "Successor Funds") of the Golden Oak(R) Family of Funds, a newly organized Delaware business trust established to effectuate this proposed reorganization. Each Successor Fund has an investment objective identical to its corresponding Selling Fund and each Successor Fund will have the identical advisor and, as applicable, sub-advisor as its corresponding Selling Fund. As part of the transaction, holders of shares in the Selling Funds would receive Class A Shares or Institutional Shares, as applicable, of the corresponding Successor Fund equal in value to their shares in such Selling Fund and such Selling Fund would be liquidated.

         The Board of Trustees of The Arbor Fund, as well as CB Capital Management, Inc., the Selling Funds' investment advisor, believe the proposed agreement and plan of reorganization is in the best interests of the Selling Funds' shareholders. The fees and expense ratios of each of the Successor Funds, in the aggregate, are expected to be no greater, and in some cases lower, than the Selling Funds. The Selling Funds and the Successor Funds will not bear any of the costs associated with this proposed reorganization.

         Your vote on the transaction is critical to its success. The transfer will be effected only if approved by a majority of each of the Selling Funds' outstanding shares on the record date voted in person or represented by proxy. We hope you will participate by casting your vote in person, or by proxy if you are unable to attend the meeting. Please read the enclosed prospectus/proxy statement carefully before you vote.

         The Board of Trustees believes that the transaction is in the best interests of the Selling Funds and their shareholders, and unanimously recommends that you vote for its approval.
         Thank you for your prompt attention and participation.

                                       Sincerely,



                                       James R. Foggo
                                       President
1447751 v6; V13B06!.DOC

1447751 v6; V13B06!.DOC
                                 THE ARBOR FUND

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD AUGUST 21, 2002

         A Special Meeting of the shareholders of The Arbor Fund (the "Arbor Trust"), with respect to seven of its series, Golden Oak Growth Portfolio, Golden Oak Value Portfolio, Golden Oak Small Cap Value Portfolio, Golden Oak International Equity Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money Market Portfolio will be held at the offices of the Administrator, One Freedom Valley Drive, Oaks, Pennsylvania 19456, at 2:00 p.m. (Eastern time), on August 21, 2002 to consider the following proposal:

         To approve or disapprove a proposed Agreement and Plan of Reorganization between The Arbor Fund, on behalf of Golden
         Oak Growth Portfolio, Golden Oak Value Portfolio, Golden Oak Small Cap Value Portfolio, Golden Oak International Equity Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money Market Portfolio (each a "Selling
         Fund" and collectively the "Selling Funds"), and the Golden Oak(R) Family of Funds on behalf of its corresponding series, whereby the Golden Oak(R) Family of Funds, would acquire all of the assets of the corresponding Selling Fund in exchange for Class A Shares and Institutional Shares, respectively, of such series of the Golden Oak(R) Family of Funds to be distributed pro rata by the Golden Oak(R) Family of Funds to the shareholders of its series of portfolios in complete liquidation and termination of the Selling Funds.


         To transact such other business as may properly come before the meeting or any adjournment thereof.

The Board of Trustees has fixed July 10, 2002, as the record date for determination of shareholders entitled to vote at the meeting.

                                       By Order of the Board of Trustees,



                                       William E. Zitelli, Jr.
                                       Secretary

July 12, 2002

--------------------------------------------------------------------------------
YOU CAN HELP THE ARBOR TRUST AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
--------------------------------------------------------------------------------

                  THE ARBOR FUND /GOLDEN OAK(R)FAMILY OF FUNDS
                                   PROXY Q&A


THE FOLLOWING IS IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE PROPOSALS ON WHICH YOU ARE BEING ASKED TO VOTE. PLEASE READ THE ENTIRE PROXY STATEMENT.


WHY IS THIS REORGANIZATION TAKING PLACE? The investment advisor to the Selling Funds has made a strategic business decision to recommend changes in certain service providers. In order to implement such changes, the Selling Funds are proposing to reorganize as portfolios of a new trust.


WHEN WILL THIS REORGANIZATION BECOME EFFECTIVE? The reorganization is currently anticipated to occur in late-August, assuming shareholder and regulatory approval is obtained. Shortly after the reorganization has been approved, you will receive new account information on your new ownership in the corresponding Successor Fund.


WHAT DO I HAVE TO DO TO BECOME A SHAREHOLDER IN THE SUCCESSOR FUNDS? The Selling Funds' shareholders are being asked to approve this reorganization through voting at the Special Meeting of Shareholders, which is scheduled to occur on August 21, 2002. Your vote is very important. You have the flexibility to cast your vote either by phone, Internet or mail. Upon approval of the reorganization, shareholders' accounts will automatically be transferred to the corresponding Successor Fund.


WHAT WILL HAPPEN TO MY SELLING FUND ACCOUNT? After the reorganization, shareholders will be assigned a new account with the Successor Fund and then the Selling Fund account will be closed. This process will occur automatically, with no action required by you.


WILL ALL OF MY CURRENT ACCOUNT OPTIONS, SUCH AS SYSTEMATIC PURCHASES AND WITHDRAWAL PLANS, TRANSFER OVER TO THE SUCCESSOR FUNDS? Various types of account servicing features will transfer automatically to new Successor Fund accounts. Shortly after the reorganization, shareholders will receive information that further describes these options, along with materials concerning the Successor Funds' diversified product line and shareholder services.


WILL I INCUR TAXES AS A RESULT OF THIS REORGANIZATION? This reorganization is expected to be a tax-free event. Generally, shareholders will not incur capital gains or losses on the conversion from Selling Fund shares into Successor Fund shares as a result of this reorganization. Shareholders will incur capital gains or losses if they sell their Selling Fund shares before the reorganization becomes effective or sell/exchange their Successor Fund shares after the reorganization becomes effective. Shareholders will also be responsible for tax obligations associated with monthly or periodic dividend and capital gains distributions that occur prior to and after the reorganization. Please note that retirement accounts are exempt from such tax consequences.

WHERE CAN I GET MORE INFORMATION ABOUT THIS REORGANIZATION? Contact the Selling Funds at 1-800-808-4920, or contact your sales representative.


WHERE CAN I GET MORE INFORMATION ABOUT THE SUCCESSOR FUNDS? Contact the Successor Funds at 1-800-545-6331. Additionally, we encourage you to contact your financial advisor.


1447751 v6; V13B06!.DOC
                                       4





                           PROSPECTUS/PROXY STATEMENT
                                 JULY 12, 2002
                     Acquisition of the Assets of Series of
                                THE ARBOR FUND,
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                        Telephone Number: 1-800-808-4920
  By and in exchange for Class A Shares and Institutional Shares of Series of
                          GOLDEN OAK(R) FAMILY OF FUNDS,
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                        Telephone Number: 1-800-545-6331





         This Prospectus/Proxy Statement describes the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") whereby the assets and liabilities of seven of the series of The Arbor Fund, a Massachusetts business trust (the "Arbor Trust"), the Golden Oak Growth Portfolio, Golden Oak Value Portfolio, Golden Oak Small Cap Value Portfolio, Golden Oak International
Equity Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money Market Portfolio (each a "Selling Fund" and collectively the "Selling Funds"), would be transferred to the following corresponding series of the Golden Oak(R) Family of Funds, a Delaware business trust (the "Golden Oak Trust"): the Golden Oak(R) Growth Portfolio, Golden Oak(R) Value Portfolio, Golden Oak(R) Small Cap Value Portfolio, Golden Oak(R) International Equity Portfolio, Golden Oak(R) Intermediate-Term Income Portfolio, Golden Oak(R) Michigan Tax Free Bond Portfolio and Golden Oak(R) Prime Obligation Money Market Portfolio (each a "Successor Fund" and collectively the "Successor Funds") in return for shares of such Successor Fund. Each Selling Fund would then be terminated. The Reorganization Agreement provides that each Selling Fund will transfer all of its assets and liabilities to the corresponding Successor Fund listed opposite its name in the following chart:

------------------------------------------------------------------------------------
 Selling Fund, a portfolio of The Arbor        Successor Fund, a portfolio of the
                 Trust                            Golden Oak(R)Family of Funds
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Golden Oak Growth Portfolio                  Golden Oak(R)Growth Portfolio
  Class A Shares                               Class A Shares
  Institutional Shares                         Institutional Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Golden Oak Value Portfolio                   Golden Oak(R)Value Portfolio
  Class A Shares                               Class A Shares
  Institutional Shares                         Institutional Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Golden Oak Small Cap Value Portfolio         Golden Oak(R)Small Cap Value Portfolio
  Class A Shares                               Class A Shares
  Institutional Shares                         Institutional Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Golden Oak International Equity              Golden Oak(R)International Equity
Portfolio                                    Portfolio
  Class A Shares                               Class A Shares
  Institutional Shares                         Institutional Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Golden Oak Intermediate-Term Income          Golden Oak(R)Intermediate-Term Income
Portfolio                                    Portfolio
  Class A Shares                               Class A Shares
  Institutional Shares                         Institutional Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Golden Oak Michigan Tax Free Bond            Golden Oak(R)Michigan Tax Free Bond
Portfolio                                    Portfolio
  Class A Shares                               Class A Shares
  Institutional Shares                         Institutional Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Golden Oak Prime Obligation Money            Golden Oak(R)Prime Obligation Money
Market Portfolio                             Market Portfolio
  Class A Shares                               Class A Shares
  Institutional Shares                         Institutional Shares
------------------------------------------------------------------------------------



         The Golden Oak Tax-Managed Equity Portfolio of the Arbor Trust will be liquidated on or about July 18, 2002 and is not a party to the Reorganization Agreement.
         In exchange for the transfer of these assets and liabilities, each Successor Fund will issue shares to the corresponding Selling Fund listed above, in an amount equal in value to the aggregate net assets of such Selling Fund. Immediately after the transfer of the Selling Funds' assets and liabilities, the Selling Funds will make a liquidating distribution to their shareholders of the Successor Funds' shares.


         THE BOARD OF TRUSTEES OF ARBOR TRUST UNANIMOUSLY RECOMMENDS APPROVAL OF THE REORGANIZATION AGREEMENT.
         This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Successor Funds that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Successor Funds dated July 9, 2002, which is incorporated herein by reference.
Statements of Additional Information for the Successor Funds dated July 9, 2002 (relating to the Successor Funds' Prospectus of the same date) and July 12, 2002 (relating to this Prospectus/Proxy Statement), all containing additional information, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. Copies of the Statements of Additional Information may be obtained without charge by writing or calling the Successor Funds at the address and telephone number shown above.

         For a comparison of the investment policies of each of the Successor Funds and each of the Selling Funds, see "Summary - Investment Objectives, Policies and Limitations." For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Successor Funds see the aforementioned Prospectus and Statement of Additional Information of the Successor Funds.

THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


1447751 v6; V13B06!.DOC
                                       i
                               TABLE OF CONTENTS


SUMMARY OF EXPENSES..........................................................1

SUMMARY.....................................................................14
  About the Proposed Reorganization.........................................14
  Investment Objectives, Policies and Limitations...........................15
  Risk Factors..............................................................22
  Advisory and Other Fees...................................................27
  Distribution Arrangements.................................................29
  Purchase, Exchange and Redemption Procedures..............................30
  Dividends.................................................................33
  Tax Consequences..........................................................34

INFORMATION ABOUT THE REORGANIZATION........................................38
  Background and Reasons for the Proposed Reorganization....................38
  Description of the Plan of Reorganization.................................40
  Description of Successor Fund Shares......................................42
  Federal Income Tax Consequences...........................................42
  Comparative Information on Shareholder Rights and Obligations.............43
    General.................................................................43
    Shares of the Successor Funds and the Selling Funds.....................44
    Voting Rights...........................................................44
  Voting Rights.............................................................44
    Trustees................................................................45
    Liability of Trustees and Officers......................................45
    Shareholder Liability...................................................45
    Termination.............................................................46
  Capitalization............................................................46

INFORMATION ABOUT THE GOLDEN OAK TRUST, THE SUCCESSOR FUNDS, THE ARBOR TRUST
AND THE SELLING FUNDS.......................................................48

VOTING INFORMATION..........................................................50
  Outstanding Shares and Voting Requirements................................50
  Dissenter's Right of Appraisal............................................56

OTHER MATTERS AND DISCRETION OF PERSONS NAMED IN THE PROXY..................56

AGREEMENT AND PLAN OF REORGANIZATION -- EXHIBIT A                          A-1

COMBINED PROSPECTUS OF SUCCESSOR FUNDS - EXHIBIT B                         B-1




                                       54
1447751 v6; V13B06!.DOC


1447751 v6; V13B06!.DOC
                              SUMMARY OF EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Successor and Selling Funds. Each Successor Fund is a newly organized portfolio which has not conducted any business except that incident to its organization. The fees and expenses shown for Class A Shares of each Successor Fund and Institutional Shares of each Successor Fund are estimated fees and expenses expected to be incurred for the fiscal year ending January 31, 2003.


                         Class A Shares    Institutional
                          of Successor
                            Fund(1)          Shares of
                           and Selling   Successor Fund(1)
                              Fund        and Selling Fund
                        ------------------------------------
Shareholder Fees
Fees Paid Directly
   From Your Investment
Maximum Sales Charge
  (Load) Imposed on
  Purchases (as a          5.75% (3)            None
  percentage of
  offering price)(2)...
Maximum Deferred Sales
  Charge (Load) (as a
  percentage of
  original purchase
  price or redemption         None              None
  proceeds, as
  applicable)..........
Maximum Sales Charge
  (Load) Imposed on
  Reinvested Dividends
  (as a percentage of         None              None
  offering price)......
Redemption Fee (as a
  percentage of amount
  redeemed, if                None              None
  applicable)..........
Exchange Fee...........       None              None

(1) The fees for Class A Shares and Institutional Shares of each Successor Fund are the same as the existing fees for Class A Shares and Institutional Shares, respectively, of each Selling Fund and likewise are the same on a pro forma combined basis.

(2) This sales charge varies depending upon how much you invest. See Distribution Arrangements herein.

(3) The Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) is 5.75% for all funds except for the Golden Oak Intermediate-Term Income Portfolio (for which it is 4.50%), the Golden Oak Michigan Tax Free Bond Portfolio (for which it is 4.50%), and the Golden Oak Prime Obligation Money Market Portfolio (for which it is 0.00%).
--------------------

GROWTH PORTFOLIO

Annual Operating        Class A    Class A   InstitutionalInstitutional
Expenses (Before        Shares of  Shares    Shares    Shares
waiver/ reimbursements) Selling    of        of        of
Expenses That are          Fund    Successor Selling   Successor
Deducted from                      Fund (1)    Fund    Fund (1)
Portfolio Assets (As a
Percentage of Average
Net Assets)
Investment Advisory Fee   0.74%      0.74%     0.74%     0.74%
Distribution and
   Service (12b-1) Fees   0.25%      0.25%      None      None
Shareholder Services        None      None      None      None
   Fee.................
Other Expenses.........   0.37%      0.35%     0.37%     0.35%
Total Annual Operating
        Expenses.......   1.36%      1.34%     1.11%     1.09%

(1) The expenses of Class A Shares and Institutional Shares of the Successor Fund are the same on a pro forma combined basis.


GROWTH PORTFOLIO EXAMPLE

         The following Example is intended to help you compare the cost of investing in the Selling Fund with the cost of investing in the Successor Fund.

The Example  assumes  that you invest  $10,000
in each  respective  fund for the time periods
indicated  and then  redeem all of your shares
at  the  end of  those  periods.  The  Example
assumes that your  investment  has a 5% return
each year,  that you  reinvest  all  dividends
and  distributions,  and that the Selling Fund
and the Successor  Fund and the Successor Fund
Pro Forma Combined  operating  expenses are as
shown  above  in  the  Table  and  remain  the
same.   Although  your  actual  costs  may  be
higher  or lower,  based on these  assumptions
your costs would be:.........................  1 year  3 years 5 years  10 years
                                               ------  ------- -------  --------

Selling Fund (Class A Shares)................   $ 706   $ 981   $1,277   $2,116
Successor  Fund (Class A Shares) and Successor
Fund Pro Forma Combined......................   $ 704   $ 975   $1,267   $2,095
Selling Fund (Institutional Shares)..........   $ 113   $ 353   $ 612    $1,352
Successor  Fund  (Institutional   Shares)  and
Successor Fund Pro Forma Combined............   $ 111   $ 347   $ 601    $1,329
--------------------


VALUE PORTFOLIO

Annual Operating        Class A    Class A  InstitutionalInstitutional
Expenses (Before        Shares of  Shares   Shares    Shares of
waiver/ reimbursements) Selling    of       of        Successor
Expenses That are          Fund    SuccessorSelling    Fund (1)
Deducted from                      Fund (1)   Fund
Portfolio Assets (As a
Percentage of Average
Net Assets)
Investment Advisory Fee   0.74%     0.74%     0.74%     0.74%
Distribution and
   Service (12b-1) Fees   0.25%     0.25%     None       None
Shareholder Services       None      None     None       None
   Fee.................
Other Expenses.........   0.34%     0.33%     0.34%     0.33%
Total Annual Operating
       Expenses........   1.33%     1.32%     1.08%     1.07%

(1) The expenses of Class A Shares and Institutional Shares of the Successor Fund are the same on a pro forma combined basis.


VALUE PORTFOLIO EXAMPLE

         The following Example is intended to help you compare the cost of investing in the Selling Fund with the cost of investing in the Successor Fund.

The Example  assumes  that you invest  $10,000
in each  respective  fund for the time periods
indicated  and then  redeem all of your shares
at  the  end of  those  periods.  The  Example
assumes that your  investment  has a 5% return
each year,  that you  reinvest  all  dividends
and  distributions,  and that the Selling Fund
and the Successor  Fund and the Successor Fund
Pro Forma Combined  operating  expenses are as
shown  above  in  the  Table  and  remain  the
same.   Although  your  actual  costs  may  be
higher  or lower,  based on these  assumptions
your costs would be:.........................  1 year  3 years 5 years  10 years
                                               ------  ------- -------  --------

Selling Fund (Class A Shares)................   $ 703   $ 972   $1,262   $2,084
Successor  Fund (Class A Shares) and Successor
Fund Pro Forma Combined......................   $ 702   $ 969   $1,257   $2,074
Selling Fund (Institutional Shares)..........   $ 110   $ 343   $ 595    $1,317
Successor  Fund  (Institutional   Shares)  and
Successor Fund Pro Forma Combined............   $ 109   $ 340   $ 590    $1,306


--------------------

SMALL CAP VALUE PORTFOLIO

Annual Operating        Class A   Class A  InstitutionalInstitutional
Expenses (Before        Shares    Shares   Shares    Shares of
waiver/ reimbursements) of        of       of        Successor
Expenses That are       Selling   SuccessorSelling    Fund (1)
Deducted from             Fund    Fund (1)   Fund
Portfolio Assets (As a
Percentage of Average
Net Assets)
Investment Advisory Fee 0.99%(2)           0.99%(2)   0.99%(2)
                                   0.99%(2)
Distribution and
   Service (12b-1) Fees   0.25%     0.25%    None       None
Shareholder Services      None      None     None       None
   Fee.................
Other Expenses.........   0.37%     0.37%    0.37%     0.37%
Total Annual Operating
       Expenses(2).....   1.61%     1.61%    1.36%     1.36%

(1) The expenses of Class A Shares and Institutional Shares of the Successor Fund are the same on a pro forma combined basis.

(2) For the fiscal year ended January 31, 2002, the Advisor for the Selling Fund voluntarily waived a portion of its investment advisory fee. The Selling Fund Advisor can terminate this voluntary waiver at any time in its sole discretion. These waivers are shown below along with the net expenses the Selling Fund actually paid for the year ended January 31, 2002. The Advisor for the Successor Fund anticipates waiving portions of its investment advisory fee in the future for the Successor Fund. The Successor Fund Advisor can terminate this voluntary waiver at any time in its sole discretion. The investment advisory fee paid by the Successor Fund (after the anticipated voluntary waiver) is expected to be 0.98% through the fiscal year ending January 31, 2003. These waivers are shown below along with the net expenses the Successor Fund expects to actually pay through the fiscal year ending January 31, 2003. The net expenses of the Successor Fund (after the anticipated voluntary waiver) are expected to be the same on a pro forma combined basis.

                        Class A  Class A  InstitutionalInstitutional
                        Shares   Shares   Shares    Shares
                        of          of       of        of
                        Selling  SuccessorSelling   Successor
                          Fund     Fund     Fund      Fund

                        --------------------------------------
                        ---------
Total Waivers of
Portfolio Expenses.......0.01%....0.01%     0.01%     0.01%
Total Actual Annual
Portfolio Operating
Expenses                 1.60%    1.60%     1.35%     1.35%
         (after
waivers)............................


SMALL CAP VALUE PORTFOLIO EXAMPLE

         The following Example is intended to help you compare the cost of investing in the Selling Fund with the cost of investing in the Successor Fund.

The Example  assumes  that you invest  $10,000
in each  respective  fund for the time periods
indicated  and then  redeem all of your shares
at  the  end of  those  periods.  The  Example
assumes that your  investment  has a 5% return
each year,  that you  reinvest  all  dividends
and  distributions,  and that the Selling Fund
and the Successor  Fund and the Successor Fund
Pro  Forma  Combined  operating  expenses  are
before  waivers  as shown  above in the  Table
and  remain  the same.  Although  your  actual
costs may be  higher or lower,  based on these
assumptions your costs would be:.............  1 year  3 years 5 years  10 years
                                               ------  ------- -------  --------

Selling Fund (Class A Shares)................   $ 729  $1,054   $1,401   $2,376
Successor  Fund (Class A Shares) and Successor
Fund Pro Forma Combined......................   $ 729  $1,054   $1,401   $2,376
Selling Fund (Institutional Shares)..........   $ 138   $ 431   $ 745    $1,635
Successor  Fund  (Institutional   Shares)  and
Successor Fund Pro Forma Combined............   $ 138   $ 431   $ 745    $1,635


--------------------

INTERNATIONAL EQUITY VALUE PORTFOLIO
Annual Operating        Class A  Class A  InstitutionalInstitutional
Expenses (Before        Shares   Shares   Shares of  Shares
waiver/ reimbursements) of       of       Selling    of
Expenses That are       Selling  Successor   Fund    Successor
Deducted from             Fund   Fund (1)            Fund
Portfolio Assets (As a                                 (1)
Percentage of Average
Net Assets)
Investment Advisory Fee 0.90%(2) 0.90%(2)  0.90%(2)  0.90%(2)
Distribution and
   Service (12b-1) Fees  0.25%    0.25%      None      None
Shareholder Services      None     None      None      None
   Fee.................
Other Expenses.........  0.79%    0.65%     0.79%     0.65%
Total Annual Operating
        Expenses(2)....  1.94%    1.80%     1.69%     1.55%

(1) The expenses of Class A Shares and Institutional Shares of the Successor Fund are the same on a pro forma combined basis.

(2) For the fiscal year ended January 31, 2002, the Advisor for the Selling Fund voluntarily waived a portion of its investment advisory fee. The Selling Fund Advisor can terminate this voluntary waiver at any time in its sole discretion. These waivers are shown below along with the net expenses the Selling Fund actually paid for the year ended January 31, 2002. The Advisor for the Successor Fund anticipates waiving portions of its investment advisory fee in the future for the Successor Fund. The Successor Fund Advisor can terminate this voluntary waiver at any time in its sole discretion. The investment advisory fee paid by the Successor Fund (after the anticipated voluntary waiver) is expected to be 0.71% through the fiscal year ending January 31, 2003. These waivers are shown below along with the net expenses the Successor Fund expects to actually pay through the fiscal year ending January 31, 2003. The net expenses of the Successor Fund (after the anticipated voluntary waiver) are expected to be the same on a pro forma combined basis.

                        Class A  Class A  InstitutionalInstitutional
                        Shares   Shares   Shares    Shares
                        of          of       of        of
                        Selling  SuccessorSelling   Successor
                          Fund     Fund     Fund      Fund

                        --------------------------------------
                        ---------
Total Waivers of
Portfolio Expenses.......0.19%....0.19%     0.19%     0.19%
Total Actual Annual
Portfolio Operating
Expenses                 1.75%    1.61%     1.50%     1.36%
      (after waivers)...............


INTERNATIONAL EQUITY VALUE PORTFOLIO EXAMPLE

         The following Example is intended to help you compare the cost of investing in the Selling Fund with the cost of investing in the Successor Fund.

The Example  assumes  that you invest  $10,000
in each  respective  fund for the time periods
indicated  and then  redeem all of your shares
at  the  end of  those  periods.  The  Example
assumes that your  investment  has a 5% return
each year,  that you  reinvest  all  dividends
and  distributions,  and that the Selling Fund
and the Successor  Fund and the Successor Fund
Pro  Forma  Combined  operating  expenses  are
before  waivers  as shown  above in the  Table
and  remain  the same.  Although  your  actual
costs may be  higher or lower,  based on these
assumptions your costs would be:.............  1 year  3 years 5 years  10 years
                                               ------  ------- -------  --------

Selling Fund (Class A Shares)................   $ 761  $1,149   $1,562   $2,709
Successor  Fund (Class A Shares) and Successor
Fund Pro Forma Combined......................   $ 747  $1,109   $1,494   $2,569
Selling Fund (Institutional Shares)..........   $ 172   $ 533   $ 918    $1,998
Successor  Fund  (Institutional   Shares)  and
Successor Fund Pro Forma Combined............   $ 158   $ 490   $ 845    $1,845


--------------------

INTERMEDIATE-TERM INCOME PORTFOLIO

Annual Operating        Class A   Class A  InstitutionalInstitutional
Expenses (Before        Shares    Shares   Shares    Shares of
waiver/ reimbursements) of        of       of        Successor
Expenses That are       Selling   SuccessorSelling    Fund (1)
Deducted from             Fund    Fund (1)   Fund
Portfolio Assets (As a
Percentage of Average
Net Assets)
Investment Advisory Fee 0.50%(2)           0.50%(2)   0.50%(2)
                                   0.50%(2)
Distribution and
   Service (12b-1) Fees   0.25%     0.25%    None       None
Shareholder Services      None      None     None       None
   Fee.................
Other Expenses.........   0.31%     0.31%    0.31%     0.31%
Total Annual Operating
         Expenses(2)...   1.06%     1.06%    0.81%     0.81%

(1) The expenses of Class A Shares and Institutional Shares of the Successor Fund are the same on a pro forma combined basis.

(2) For the fiscal year ended January 31, 2002, the Advisor for the Selling Fund voluntarily waived a portion of its investment advisory fee. The Selling Fund Advisor can terminate this voluntary waiver at any time in its sole discretion. These waivers are shown below along with the net expenses the Selling Fund actually paid for the year ended January 31, 2002. The Advisor for the Successor Fund anticipates waiving portions of its investment advisory fee in the future for the Successor Fund. The Successor Fund Advisor can terminate this voluntary waiver at any time in its sole discretion. The investment advisory fee paid by the Successor Fund (after the anticipated voluntary waiver) is expected to be 0.34% through the fiscal year ending January 31, 2003. These waivers are shown below along with the net expenses the Successor Fund expects to actually pay through the fiscal year ending January 31, 2003. The net expenses of the Successor Fund (after the anticipated voluntary waiver) are expected to be the same on a pro forma combined basis.

                        Class A  Class A  InstitutionalInstitutional
                        Shares   Shares   Shares    Shares
                        of          of       of        of
                        Selling  SuccessorSelling   Successor
                          Fund     Fund     Fund      Fund

                        --------------------------------------
                        ---------
Total Waivers of
Portfolio Expenses.......0.16%....0.16%     0.16%     0.16%
Total Actual Annual
Portfolio Operating
Expenses                 0.90%    0.90%     0.65%     0.65%
         (after
waivers)............................


INTERMEDIATE-TERM INCOME PORTFOLIO EXAMPLE

         The following Example is intended to help you compare the cost of investing in the Selling Fund with the cost of investing in the Successor Fund.

The Example  assumes  that you invest  $10,000
in each  respective  fund for the time periods
indicated  and then  redeem all of your shares
at  the  end of  those  periods.  The  Example
assumes that your  investment  has a 5% return
each year,  that you  reinvest  all  dividends
and  distributions,  and that the Selling Fund
and the Successor  Fund and the Successor Fund
Pro  Forma  Combined  operating  expenses  are
before  waivers  as shown  above in the  Table
and  remain  the same.  Although  your  actual
costs may be  higher or lower,  based on these
assumptions your costs would be:.............  1 year  3 years 5 years  10 years
                                               ------  ------- -------  --------

Selling Fund (Class A Shares)................   $ 553   $ 772   $1,008   $1,686
Successor  Fund (Class A Shares) and Successor
Fund Pro Forma Combined......................   $ 553   $ 772   $1,008   $1,686
Selling Fund (Institutional Shares)..........   $ 83    $ 259   $ 450    $1,002
Successor  Fund  (Institutional   Shares)  and
Successor Fund Pro Forma Combined............   $ 83    $ 259   $ 450    $1,002


--------------------

MICHIGAN TAX FREE BOND PORTFOLIO

Annual Operating        Class A   Class A   InstitutionalInstitutional
Expenses (Before        Shares    Shares    Shares   Shares
waiver/ reimbursements) of        of        of       of
Expenses That are       Selling   Successor Selling  Successor
Deducted from             Fund    Fund (1)    Fund   Fund (1)
Portfolio Assets (As a
Percentage of Average
Net Assets)
Investment Advisory Fee 0.50%(2)  0.50%(2)  0.50%(2) 0.50%(2)
Distribution and
   Service (12b-1) Fees   0.25%     0.25%     None     None
Shareholder Services      None      None      None     None
   Fee.................
Other Expenses.........   0.34%     0.33%    0.34%     0.33%
Total Annual Operating
       Expenses(2).....   1.09%     1.08%    0.84%     0.83%

(1) The expenses of Class A Shares and Institutional Shares of the Successor Fund are the same on a pro forma combined basis.
(2) For the fiscal year ended January 31, 2002, the Advisor for the Selling Fund voluntarily waived a portion of its investment advisory fee. The Selling Fund Advisor can terminate this voluntary waiver at any time in its sole discretion. These waivers are shown below along with the net expenses the Selling Fund actually paid for the year ended January 31, 2002. The Advisor for the Successor Fund anticipates waiving portions of its investment advisory fee in the future for the Successor Fund. The Successor Fund Advisor can terminate this voluntary waiver at any time in its sole discretion. The investment advisory fee paid by the Successor Fund (after the anticipated voluntary waiver) is expected to be 0.31% through the fiscal year ending January 31, 2003. These waivers are shown below along with the net expenses the Successor Fund expects to actually pay through the fiscal year ending January 31, 2003. The net expenses of the Successor Fund (after the anticipated voluntary waiver) are expected to be the same on a pro forma combined basis.

                        Class A  Class A  InstitutionalInstitutional
                        Shares   Shares   Shares    Shares
                        of          of       of        of
                        Selling  SuccessorSelling   Successor
                          Fund     Fund     Fund      Fund

                        --------------------------------------
                        ---------
Total Waivers of
Portfolio Expenses.......0.19%....0.19%     0.19%     0.19%
Total Actual Annual
Portfolio Operating
Expenses (after          0.90%    0.89%     0.65%     0.64%
          waivers)..................


MICHIGAN TAX FREE BOND PORTFOLIO EXAMPLE

         The following Example is intended to help you compare the cost of investing in the Selling Fund with the cost of investing in the Successor Fund.

The Example  assumes  that you invest  $10,000
in each  respective  fund for the time periods
indicated  and then  redeem all of your shares
at  the  end of  those  periods.  The  Example
assumes that your  investment  has a 5% return
each year,  that you  reinvest  all  dividends
and  distributions,  and that the Selling Fund
and the Successor  Fund and the Successor Fund
Pro  Forma  Combined  operating  expenses  are
before  waivers  as shown  above in the  Table
and  remain  the same.  Although  your  actual
costs may be  higher or lower,  based on these
assumptions your costs would be:.............  1 year  3 years 5 years  10 years
                                               ------  ------- -------  --------

Selling Fund (Class A Shares)................   $ 556   $ 781   $1,024   $1,719
Successor  Fund (Class A Shares) and Successor
Fund Pro Forma Combined......................   $ 555   $ 778   $1,019   $1,708
Selling (Institutional Shares)...............   $ 86    $ 268   $ 466    $1,037
Successor  Fund  (Institutional   Shares)  and
Successor Fund Pro Forma Combined............   $ 85    $ 265   $ 460    $1,025


--------------------

PRIME OBLIGATION MONEY MARKET PORTFOLIO

Annual Operating        Class A  Class A   InstitutionalInstitutional
Expenses (Before        Shares   Shares    Shares    Shares of
waiver/ reimbursements) of       of        of        Successor
Expenses That are       Selling  Successor Selling    Fund (1)
Deducted from             Fund   Fund (1)    Fund
Portfolio Assets (As a
Percentage of Average
Net Assets)
Investment Advisory Fee 0.30%(2) 0.30%(2)  0.30%(2)   0.30%(2)
Distribution and
   Service (12b-1) Fees  0.25%     0.25%     None       None
Shareholder Services      None     None      None       None
   Fee.................
Other Expenses.........  0.31%     0.31%     0.31%     0.31%
Total Annual Operating
        Expenses(2)....  0.86%     0.86%     0.61%     0.61%

(1) The expenses of Class A Shares and Institutional Shares of the Successor Fund are the same on a pro forma combined basis.
(2) For the fiscal year ended January 31, 2002, the Advisor for the Selling Fund voluntarily waived a portion of its investment advisory fee. The Selling Fund Advisor can terminate this voluntary waiver at any time in its sole discretion. These waivers are shown below along with the net expenses the Selling Fund actually paid for the year ended January 31, 2002. The Advisor for the Successor Fund anticipates waiving portions of its investment advisory fee in the future for the Successor Fund. The Successor Fund Advisor can terminate this voluntary waiver at any time in its sole discretion. The investment advisory fee paid by the Successor Fund (after the anticipated voluntary waiver) is expected to be 0.09% through the fiscal year ending January 31, 2003. These waivers are shown below along with the net expenses the Successor Fund expects to actually pay through the fiscal year ending January 31, 2003. The net expenses of the Successor Fund (after the anticipated voluntary waiver) are expected to be the same on a pro forma combined basis.

                        Class A  Class A  InstitutionalInstitutional
                        Shares   Shares   Shares    Shares
                        of          of       of        of
                        Selling  SuccessorSelling   Successor
                          Fund     Fund     Fund      Fund

                        --------------------------------------
                        ---------
Total Waivers of
Portfolio Expenses.......0.21%....0.21%     0.21%     0.21%
Total Actual Annual
Portfolio Operating
Expenses (after          0.65%    0.65%     0.40%     0.40%
          waivers)..................


PRIME OBLIGATION MONEY MARKET PORTFOLIO EXAMPLE

         The following Example is intended to help you compare the cost of investing in the Selling Fund with the cost of investing in the Successor Fund.

The Example  assumes  that you invest  $10,000
in each  respective  fund for the time periods
indicated  and then  redeem all of your shares
at  the  end of  those  periods.  The  Example
assumes that your  investment  has a 5% return
each year,  that you  reinvest  all  dividends
and  distributions,  and that the Selling Fund
and the Successor  Fund and the Successor Fund
Pro  Forma  Combined  operating  expenses  are
before  waivers  as shown  above in the  Table
and  remain  the same.  Although  your  actual
costs may be  higher or lower,  based on these
assumptions your costs would be:.............  1 year  3 years 5 years  10 years
                                               ------  ------- -------  --------

Selling Fund (Class A Shares)................   $ 88    $ 274   $ 477    $1,061
Successor  Fund (Class A Shares) and Successor
Fund Pro Forma Combined......................   $ 88    $ 274   $ 477    $1,061
Selling Fund (Institutional Shares)..........   $ 62    $ 195   $ 340    $ 762
Successor  Fund  (Institutional   Shares)  and
Successor Fund Pro Forma Combined............   $ 62    $ 195   $ 340    $ 762

                                    SUMMARY

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus of the Successor Funds dated July 9, 2002 (a copy of which is attached to this Prospectus/Proxy Statement as Exhibit B), the Statement of Additional Information of the Successor Funds dated July 9, 2002, the Prospectus of the Selling Funds dated May 31, 2002, the Statement of Additional Information of the Selling Funds dated May 31, 2002, and the Reorganization Agreement (a copy of which is attached to this Prospectus/Proxy Statement as Exhibit A).



About the Proposed Reorganization
         The Board of Trustees of the Arbor Trust has voted to recommend to holders of the shares of the Selling Funds the approval of the Reorganization Agreement whereby the Successor Funds would acquire all of the assets of the Selling Funds in exchange for the Successor Funds' Class A Shares and Institutional Shares to be distributed pro rata by the Selling Funds to their respective shareholders in complete liquidation and dissolution of the Selling Funds (the "Reorganization"). As a result of the Reorganization, each shareholder of a Selling Fund will become the owner of the same class of shares of the corresponding Successor Fund having a total net asset value equal to the total net asset value of his or her holdings in such Selling Fund on the date of the Reorganization as set forth in the Reorganization Agreement.
         As a condition to the Reorganization transactions, the Golden Oak Trust and the Arbor Trust will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that no gain or loss will be recognized by either the Successor Funds or the Arbor Trust or the shareholders of the Selling Funds. The tax basis of the Successor Funds' Class A and Institutional Shares received by Selling Funds' shareholders will be the same as the tax basis of their corresponding shares in such Selling Fund. After the acquisition is completed, the Selling Funds will be terminated.

Investment Objectives, Policies and Limitations

         This section will help you compare the investment objectives, policies and limitations of each Successor Fund with its corresponding Selling Fund. Each Successor Fund was created with and is expected to be managed using substantially identical investment objectives, policies and limitations as the existing corresponding Selling Fund. Please be aware that this is only a brief discussion. However, in addition to the investments and strategies described in this summary, each portfolio also may invest in other securities, use other strategies and engage in other investment practices and each of the portfolios are subject to certain additional investment policies and limitations described in the Successor Funds' Prospectus and Statement of Additional Information, each dated July 9, 2002, and the Selling Funds' Prospectus and Statement of Additional Information, each dated May 31, 2002, which set forth in full the investment objective, policies and investment limitations of each of the portfolios, all of which are incorporated herein by reference thereto.

         The investments and strategies described in these summaries are those used under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each portfolio may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with such portfolio's objectives. Each portfolio will do so only if its advisor or sub-advisor believes that the risk of loss outweighs the opportunity for capital gains or higher income.
         Investments in each portfolio are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
         Growth Portfolios
         The investment objectives, policies, and limitations of each of the Successor Funds' GOLDEN OAK GROWTH PORTFOLIO and the Selling Funds' GOLDEN OAK GROWTH PORTFOLIO (each a "Growth Portfolio", and collectively the "Growth Portfolios") are identical. The investment objective of each Growth Portfolio is to provide total return. Each Growth Portfolio pursues its investment objective by investing primarily in common stocks of established U.S. companies with large market capitalizations (in the upper 90% of the Russell 1000 Growth Index at the time of purchase). CB Capital Management, Inc., advisor to each Growth Portfolio (the "Advisor"), has engaged Nicholas-Applegate Capital Management, as sub-advisor to each Growth Portfolio ("Nicholas-Applegate"), to manage each Growth Portfolio on a day-to-day basis. In choosing investments for each Growth Portfolio, Nicholas-Applegate focuses on a "bottom-up" analysis which evaluates the financial condition and competitiveness of individual companies. It uses a blend of computer-intensive systematic disciplines and traditional fundamental research to uncover signs of "change at the margin," positive business developments which are not yet fully reflected in a company's stock price. Nicholas-Applegate searches for successful, improving companies that are managing change advantageously and poised to exceed expectations.
         Nicholas-Applegate may sell a stock if the reason for its original purchase changes (i.e., earnings deceleration, negative changes in expectations, decline in fundamental quality) or a better stock is identified. Due to its investment strategy, each Growth Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.
         The portfolios will notify shareholders in advance of any change in its investment policies that would enable the portfolios to invest, under normal market conditions, less than 80% of the value of its net assets plus the amount of any borrowings for investment purposes in equity securities.
         Value Portfolios
         The investment objectives, policies, and limitations of each of the Successor Funds' GOLDEN OAK VALUE PORTFOLIO and the Selling Funds' GOLDEN OAK VALUE PORTFOLIO (each a "Value Portfolio", and collectively the "Value Portfolios") are identical. The investment objective of each Value Portfolio is to provide long-term capital appreciation. Each Value Portfolio pursues its investment objective by investing primarily in common stocks of established
U.S. companies with medium to large market capitalizations (in excess of $3 billion at the time of purchase). The Advisor, in its capacity as advisor to each of the Value Portfolios, has engaged Systematic Financial Management, L.P., as sub-advisor to each Value Portfolio ( "Systematic"), to manage each Value Portfolio on a day-to-day basis. In choosing investments for each Value Portfolio, Systematic invests in companies which it believes are undervalued relative to a company's historic and expected earnings. Systematic makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Systematic also looks for "catalysts" which could positively or negatively affect prices of current and potential Value Portfolio companies.
         The portfolios will notify shareholders in advance of any change in its investment policies that would enable the portfolios to invest, under normal market conditions, less than 80% of the value of its net assets plus the amount of any borrowings for investment purposes in equity securities.
         Small Cap Value Portfolios
         The investment objectives, policies, and limitations of each of the Successor Funds' GOLDEN OAK SMALL CAP VALUE PORTFOLIO and the Selling Funds' GOLDEN OAK SMALL CAP VALUE PORTFOLIO (each a "Small Cap Value Portfolio", and collectively the "Small Cap Value Portfolios") are identical. The investment objective of each Small Cap Value Portfolio is to provide long-term capital appreciation. Each Small Cap Value Portfolio pursues its investment objective by investing primarily in common stocks of U.S. companies with small capitalizations (less than $2 billion at the time of purchase). Advisor, as advisor to each Small Cap Value Portfolio, has engaged Systematic as sub-advisor to each Small Cap Value Portfolio to manage each Small Cap Value Portfolio on a day-to-day basis. In choosing investments for each Small Cap Value Portfolio, Systematic invests in companies that are generating cash flow, have low levels of debt and which it believes are undervalued relative to a company's ability to generate cash flows. Systematic makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Systematic also looks for "catalysts" which could positively or negatively affect prices of current and potential Small Cap Value Portfolio companies.
         The portfolios will notify shareholders in advance of any change in its investment policies that would enable the portfolios to invest, under normal market conditions, less than 80% of the value of its net assets plus the amount of any borrowings for investment purposes in small cap equity securities.
         International Equity Portfolios
         The investment objectives, policies, and limitations of each of the Successor Funds' GOLDEN OAK INTERNATIONAL EQUITY PORTFOLIO and the Selling Funds' GOLDEN OAK INTERNATIONAL EQUITY PORTFOLIO (each an "International Equity Portfolio", and collectively the "International Equity Portfolios") are identical. The investment objective of each International Equity Portfolio is to provide long-term capital appreciation. Each International Equity Portfolio pursues its investment objective by investing primarily in stocks of foreign issuers located in countries included in the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI-EAFE") and may invest the remainder of its assets in stocks of foreign issuers in other countries (including emerging market countries).. The Advisor, acting as advisor to each of the International Equity Portfolios, has engaged BlackRock International, Ltd., as sub-advisor ("BlackRock"), to manage each International Equity Portfolio on a day-to-day basis. In choosing investments for each International Equity Portfolio, BlackRock begins with "top-down" analysis of general global economic conditions to determine how each International Equity Portfolio's investments will be allocated among these foreign regions. It then conducts a "bottom-up" fundamental analysis that evaluates key performers operating in industry sectors that BlackRock believes have the best potential for long-term growth. BlackRock focuses its analysis on individual companies' earnings growth potential and the quality of corporate management. BlackRock generally does not base stock selections on company size, but rather on a company's fundamental prospects for growth and the current valuation of the security. As a result, each International Equity Portfolio may own stocks of smaller capitalization companies. BlackRock monitors the securities held by the Portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in a company's growth prospects or a region's economic outlook, or better investment opportunities become available. Due to its investment strategy, the International Equity Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.
         The portfolios will notify shareholders in advance of any change in investment policies that would enable the portfolios to invest, under normal market conditions, less than 80% of the value of its net assets plus the amount of any borrowings for investment purposes in equity securities of foreign companies.
         Intermediate-Term Income Portfolios

         The investment objectives, policies, and limitations of each of the Successor Funds' GOLDEN OAK INTERMEDIATE-TERM INCOME PORTFOLIO and the Selling Funds' GOLDEN OAK INTERMEDIATE-TERM INCOME PORTFOLIO (each an "Intermediate-Term Income Portfolio", and collectively the "Intermediate-Term Income Portfolios") are identical. The investment objective of each Intermediate-Term Income Portfolios is to provide current income consistent with limited price volatility. Each Intermediate-Term Income Portfolio pursues its investment objective by investing primarily in fixed income obligations issued by the U.S. Treasury and U.S. government agencies, including mortgage backed securities rated in one of the top two rating categories, and in U.S. corporate debt rated in one of the top three ratings categories. Fixed income securities pay interest, dividends or distributions at a specified rate, which may be a fixed percentage of principal or adjusted periodically. In selecting investments for each Intermediate-Term Income Portfolio, the Advisor, as advisor to each Intermediate-Term Income Portfolio, analyzes current market conditions and anticipated changes in bond prices to attempt to provide the highest level of income and capital appreciation, consistent with keeping a low level of share price fluctuation. The Advisor actively manages the maturity of each Intermediate-Term Income Portfolio and purchases securities which will, on average, mature in three to ten years. Under normal circumstances, the Advisor anticipates that each Intermediate-Term Income Portfolio's dollar-weighted average maturity will be approximately nine years; however, the Advisor may vary this average maturity substantially (within the three-to-ten year range) in anticipation of a change in the interest rate environment. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; in order to change the duration or sector weighting of each Intermediate-Term Income Portfolio; or, to realize an aberration in a security's market valuation.

         The portfolios will notify shareholders in advance of any change in investment policies that would enable the portfolios to invest, under normal market conditions, less than 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income securities.

         Michigan Tax Free Bond Portfolios

         The investment objectives, policies, and limitations of each of the Successor Funds' GOLDEN OAK MICHIGAN TAX FREE BOND PORTFOLIO and the Selling Funds' GOLDEN OAK MICHIGAN TAX FREE BOND PORTFOLIO (each a "Michigan Tax Free Bond Portfolio", and collectively the "Michigan Tax Free Bond Portfolios") are identical. The investment objective of each Michigan Tax Free Bond Portfolio is to provide current income exempt from both federal and Michigan state income taxes, consistent with preservation of principal. Each Michigan Tax Free Bond Portfolio pursues its investment objective by investing primarily (at least 80% of its assets) in municipal securities that generate income exempt from federal and Michigan state income taxes. These securities include securities of municipal issuers located in Michigan, the District of Columbia, Puerto Rico and other U.S. territories and possessions. Each Michigan Tax Free Bond Portfolio invests most of its assets in securities that are not subject to federal taxes, including the alternative minimum tax, but it can purchase a limited amount of taxable securities. The Advisor, as advisor to each Michigan Tax Free Bond Portfolio, purchases investment grade municipal securities and attempts to maintain an average weighted portfolio maturity of three to ten years. The maximum maturity for any individual security is thirty years. In selecting securities for each Michigan Tax Free Bond Portfolio, the Advisor considers each security's yield and total return potential relative to other available municipal securities. Securities are considered for sale in the event of or in anticipation of a credit downgrade; in order to change the duration or sector weighting of each Michigan Tax Free Bond Portfolio; or, to realize an aberration in a security's market valuation.
         As a fundamental investment policy, these portfolios invest their assets so that at least 80% of the income they distribute will be exempt from federal and Michigan state income taxes.

         Prime Obligation Money Market Portfolios

         The investment objectives, policies, and limitations of each of the Successor Funds' GOLDEN OAK PRIME OBLIGATION MONEY MARKET PORTFOLIO and the Selling Funds' GOLDEN OAK PRIME OBLIGATION MONEY MARKET PORTFOLIO (each a "Prime Obligation Money Market Portfolio", and collectively the "Prime Obligation Money Market Portfolios") are identical. The investment objective of each of Prime Obligation Money Market Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income.
         The Advisor, as advisor to each Prime Obligation Money Market Portfolio, has engaged Wellington Management Company, LLP, as sub-advisor to each Prime Obligation Money Market Portfolio ("Wellington"), to manage each Prime Obligation Money Market Portfolio on a day-to-day basis. Using top-down strategy setting and bottom-up securities selection, Wellington seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. Wellington also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of each Portfolio as a whole. Each Prime Obligation Money Market Portfolio follows strict SEC rules about credit quality, maturity and diversification of its investments.
         Each Prime Obligation Money Market Portfolio invests in a broad range of short-term U.S. dollar-denominated securities that are rated in one of the two highest rating categories by nationally recognized rating organizations, or unrated securities that Wellington determines are of comparable quality. Each Prime Obligation Money Market Portfolio invests in short-term securities, including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. Each Prime Obligation Money Market Portfolio may also enter into fully-collateralized repurchase agreements.



Risk Factors
         Because the investment objectives and policies of the Selling Funds and the Successor Funds are substantially identical, an investment in one of the Successor Funds will be subject to the same risks as an investment in its corresponding Selling Fund. For a more complete discussion of the risks associated with an investment in the funds, please review the prospectus for the Successor Funds and the Selling Funds. Set forth below is a brief summary of each fund's risk factors.

      Growth Portfolios
         Each Growth Portfolio is subject to the risk that stock prices will decline over short or extended periods of time. Various factors, including cyclical fluctuations, economic and/or industry trends and negative developments affecting individual companies, may result in a decline in value of securities, resulting in price volatility. These portfolios are also subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.
         Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
      Value Portfolios
         Each Value Portfolio is subject to the risk that stock prices will decline over short or extended periods of time. Various factors, including cyclical fluctuations, economic and/or industry trends and negative developments affecting individual companies, may result in a decline in value of securities, resulting in price volatility. In addition, medium capitalization companies in which these portfolios invest may be more vulnerable to adverse developments than larger, more established companies because they may have more limited product lines, markets and financial resources and may depend on a relatively small management group. These portfolios are also subject to the risk that medium to large capitalization value stocks may underperform other segments of the equity market or the market as a whole.
         Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
      Small Cap Value Portfolios
         Each Small Cap Value Portfolio is subject to the risk that stock prices will decline over short or extended periods of time. Various factors, including cyclical fluctuations, economic and/or industry trends and negative developments affecting individual companies, may result in a decline in value of securities, resulting in price volatility. In addition, smaller capitalization companies in which these portfolios invest may be more vulnerable to adverse developments than larger, more established companies because they may have more limited product lines, markets and financial resources and may depend on a relatively small management group. These portfolios are also subject to the risks that small capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.
         Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
      International Equity Portfolios
         Each International Equity Portfolio is subject to the risk that stock prices will decline over short or extended periods of time. Various factors, including cyclical fluctuations, economic and/or industry trends and negative developments affecting individual companies, may result in a decline in value of securities, resulting in price volatility. In addition, foreign small to medium capitalization companies in which these portfolios invest may be more vulnerable to adverse developments than larger, more established companies because they may have more limited product lines, markets and financial resources and may depend on a relatively small management group. Investments in foreign countries pose additional risks, including risks associated with political or economic events unique to a region or country, risks associated with investments in securities denominated in a foreign currency and, in the case of investments in emerging markets, greater risks of political and/or economic turmoil. These portfolios are also subject to the risk that international stocks may underperform other segments of the equity market or the equity market as a whole.
      Intermediate-Term Income Portfolios
         The values of each of the Intermediate-Term Income Portfolios' fixed income securities will fluctuate in response to economic developments, including changes in interest rates, and perceptions about the creditworthiness of individual issuers. When interest rates increase, fixed income securities will usually decline in value and securities with longer-term maturities will typically decline more. Lower-rated securities typically are more volatile than higher-rated obligations. Further, because these portfolios invest a portion of their assets in corporate fixed income securities, the portfolios are subject to credit risk, namely, that an issuer will be unable to make timely payments of either principal or interest. Mortgage-backed securities in which the portfolios may invest are subject to the additional risk of early prepayment of underlying mortgages, which could result in early prepayment of the security and, because prepayment risk tends to occur more frequently when interest rates are falling, the need to reinvest repayment proceeds in lower-yielding obligations. These portfolios are also subject to the risk that investments in intermediate term fixed income securities may underperform securities with longer maturities or other asset classes.
      Michigan Tax Free Bond Portfolios
         The values of each of the Michigan Tax Free Bond Portfolios' fixed income securities will fluctuate in response to economic developments, including changes in interest rates, and perceptions about the creditworthiness of individual issuers. When interest rates increase, fixed income securities will usually decline in value and securities with longer-term maturities will typically decline more. Lower-rated securities typically are more volatile than higher-rated obligations. The portfolios are subject to the risk that economic or political developments impacting municipal issuers may adversely affect their financial condition and/or credit rating and their ability to repay principal or interest. The portfolios are non-diversified, which means that they may invest in a limited number of securities. Adverse developments affecting one issuer may therefore have a more pronounced effect on the portfolios as a whole. In addition, the portfolios concentrate their investments in securities of Michigan issuers and any economic developments which adversely affect the State of Michigan and its instrumentalities may have an adverse affect on securities of such issuers. In this regard, investors should be aware that the economy of Michigan has, in the past, proven to be cyclical, due primarily to the fact that the leading sector of the state's economy is the manufacturing of durable goods, and that the economy could especially be adversely affected by changes in the auto industry. These portfolios may also be subject to the risk that Michigan municipal debt securities may underperform other municipal securities or the fixed income market as a whole.
      Prime Obligation Money Market Portfolios
         Investments in these portfolios are subject to the risk that the amount of income generated will decline if interest rates decline generally. Further, because these portfolios invest a portion of their assets in corporate fixed income securities, the portfolios are subject to credit risk, namely, that an issuer will be unable to make timely payments of either principal or interest. In addition, an investment in the portfolio is not insured by the FDIC or any governmental agency and it is possible to lose money by investing in the portfolios.



Advisory and Other Fees
         The annual investment advisory fees, the annual sub-advisory fees, if applicable, the advisor, and the sub-advisor, if applicable, for each of the Successor Funds are identical to the corresponding Selling Fund.

 Selling Funds'/Successor            Advisor                  Sub-Advisor
          Funds'
Growth Portfolio            CB Capital Management,     Nicholas-Applegate
                            Inc.                       Capital Management
Value Portfolio             CB Capital Management,     Systematic Financial
                            Inc.                       Management, L.P.
Small Cap Value Portfolio   CB Capital Management,     Systematic Financial
                            Inc.                       Management, L.P.
International Equity        CB Capital Management,     BlackRock International,
Portfolio                   Inc.                       Ltd.
Intermediate-Term Income    CB Capital Management,     None
Portfolio                   Inc.
Michigan Tax Free Bond      CB Capital Management,     None
Portfolio                   Inc.
Prime Obligation Money      CB Capital Management,     Wellington Management
Market Portfolio            Inc.                       Company, LLP


         The investment advisory and sub-advisory fees are calculated daily and paid monthly by each portfolio, based on a percentage of its average daily net assets, as more fully detailed in the chart below. The Advisor and each sub-advisor may voluntarily choose to waive a portion of its advisory fee; however, the Advisor and each such sub-advisor may terminate all or part of these waivers at any time.


                         ADVISORY AND SUB-ADVISORY FEES

Selling Funds'/
Successor Funds'..            Advisory          Sub-advisory
(Asset Level)                           Fee                  Fee
---------------------               ----------        ------------------
Total
-----

Growth Portfolio
                                 .34                               .40.74

Value Portfolio
  ($0 - $50 million)             .29                               .45.74
  ($50 million-$100 million)     .39                               .35.74
  (Over $100 million)            .34                               .40.74

Small Cap Value
                                 .34                               .65.99

International Equity
  ($0 - $35 million)             .30                               .60.90
  ($35 million - $100 million)   .30                               .50.80
  (Over $100 million)            .30                               .40.70

Intermediate Term Income         .50                               N/A.50

Michigan Tax Free Bond           .50                               N/A.50

Prime Obligation Money Market
  ($0 - $500 million)            .225                .075          .30
  (Over $500 million)            .280                .020          .30
         Federated Services Company ("FSC"), serves as administrator for each Successor Fund and in that capacity provides certain administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Successor Funds. The Advisor serves as sub-administrator and in that capacity provides certain administrative personnel and services necessary to facilitate FSC's administration of the
Successor Funds.   FSC and the Advisor provide these services at an annual
combined rate of .1725% of the average aggregate daily net assets of the Successor Funds. For FSC, the rate charged is 0.125% on the first $400 million of all such funds' average aggregate daily net assets, 0.100% on the next $250 million, and 0.075% of all such funds' average aggregate daily net assets in excess of $650 million. FSC's minimum annual administrative fee per portfolio is $50,000 plus $10,000 for each additional class of shares of any such portfolio created after June 1, 2002. For the Advisor, the rate charged for sub-administrative services is 0.0475% on the first $400 million of all such funds' average aggregate daily net assets, 0.0725% on the next $250 million, and 0.0975% of all such funds' average aggregate daily net assets in excess of $650 million.
         SEI Investments Mutual Fund Services ("SEI MFS"), a wholly-owned subsidiary of SEI Investments Company, provides certain administrative personnel and services (including fund accounting) necessary to operate the Selling Funds. SEI MFS provides these services at annual rate of .20% of the average aggregate daily net assets of the Selling Funds, with each of the Small Cap Value, Value and Michigan Tax Free Bond Portfolios subject to a minimum annual administrative fee of $50,000. Each of FSC, the Advisor, or SEI MFS may choose voluntarily to waive a portion of its respective fee. The administrative fee expense for the Selling Funds' fiscal year ended May 31, 2002 was $1,236,899.25, or 0.20% of average aggregate daily net assets. The administrative fee expense for the Successor Funds for the fiscal year ending January 31, 2003 is not presently determinable, but is expected to approximate 0.1725% of average aggregate daily net assets.

Distribution Arrangements
         Edgewood Services, Inc. ("Edgewood"), an affiliate of FSC, is the principal distributor for shares of the Successor Funds. SEI Investments Distribution Co. ("SEI"), a wholly owned subsidiary of SEI Investments Company, is the principal distributor for shares of the Selling Funds. Except under certain circumstances, both Class A Shares of the Successor Funds and Class A Shares of the Selling Funds are sold at net asset value, next determined after an order is received, plus a maximum sales charge of 5.75% in the case of the Growth Portfolios, Value Portfolios, Small Cap Value Portfolios and International Equity Portfolios and 4.50% in the case of the Intermediate-Term Income Portfolio and Michigan Tax Exempt Bond Portfolio. Class A Shares of the Prime Obligation Money Market Portfolios as well as Institutional Shares of each of the Selling Funds and the Successor Funds bear no sales charge. Both the Successor Funds and the Selling Funds have adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which each may pay a monthly fee to the distributor in an amount computed at an annual rate of 0.25% of the average aggregate daily net assets of the Class A Shares to compensate brokers, dealers, and service providers, including the Advisor and its affiliates which provide administrative and/or distribution services to the Class A shareholders of each of the Successor Funds and the Selling Funds or their customers who beneficially own such shares. Institutional Shares of each of the Selling Funds and the Successor Funds bear no distribution fees.
         For sales of Class A Shares, SEI and Edgewood are entitled to receive any sales charges paid on such shares (although most of such sales charges are reallowed to selling financial institutions or investment professionals). SEI and Edgewood, from their own assets, may periodically offer to pay to dealers or investment professionals additional amounts in the form of cash or promotional incentives (including items of material value). For a complete description of sales charges and exemptions from such charges, reference is hereby made to the Prospectus and Statement of Additional Information of the Successor Funds dated July 9, 2002 and the Prospectus and Statement of Additional Information of the Selling Funds dated May 31, 2002, each which is incorporated herein by reference thereto.

Purchase, Exchange and Redemption Procedures

         The transfer agent and dividend disbursing agent for the Successor Funds is FSC and for the Selling Funds it is DST Systems, Inc. The custodian for the Successor Funds is State Street Bank and Trust Company ("State Street") and for the Selling Funds it is First Union National Bank. Selling Funds' International Equity Portfolio also has a sub-custodian, State Street, for assets maintained in foreign countries. Procedures for the purchase, exchange and redemption of the shares of the Successor Funds are identical to the procedures applicable to the purchase, exchange and redemption of the shares of the Selling Funds. Reference is made to the Prospectus of the Successor Funds dated July 9, 2002, and the Prospectus of the Selling Funds dated May 31, 2002, for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of the shares of the Successor Funds and the shares of the Selling Funds, respectively, each of which is incorporated herein by reference thereto.

         Purchases of Class A Shares and Institutional Shares of each of the Successor Funds and the Selling Funds may be made through an investment professional or by telephone, mailing a written request, or wire, and, for Class A Shares only, by check. The minimum initial investment in Class A Shares of any of the Selling Funds or the Successor Funds is $1,000 ($500 for an individual retirement account). The minimum initial investment in Institutional Shares of any of the Selling Funds or the Successor Funds is $1,000,000. Subsequent investments in Class A Shares of any fund must be in amounts of at least $50; there is no minimum for subsequent investments in Institutional Shares. These minimums may be waived at the discretion of each portfolio. All accounts maintained by an investor will be combined together to determine whether such minimum investment requirement is met. The Selling Funds and the Successor Funds each reserve the right to reject any purchase request. In connection with the sale of shares of the Successor Funds, Edgewood may from time to time offer certain items of nominal value to any shareholder.
         Except for the Prime Obligation Money Market Portfolios, the purchase price of each of the Class A Shares of the Selling Funds and the Successor Funds is based on net asset value, plus a sales charge. The purchase price of each of the Class A Shares of the Prime Obligation Money Market Portfolios is based on net asset value, with no sales charge. No sales charge will be imposed in connection with the issuance of Successor Funds' shares to the Selling Funds' shareholders as a result of the Reorganization. In certain circumstances in addition to the Reorganization, Class A Shares of the Selling Funds or the Successor Funds may be purchased at net asset value, without a sales charge or with a reduced sales charge. Except in limited circumstances, the net asset value per share for each of the Selling Funds and the Successor Funds (except for the Prime Obligation Money Market Portfolios) is calculated as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day on which the NYSE is open for business. Each of the Prime Obligation Money Market Portfolios calculates its net asset value at 12:00 p.m., Eastern Time, on each day on which the Federal Reserve is open for business, normally based on the amortized cost valuation method. If received before 4:00 p.m. Eastern Time, purchase orders for shares of any Selling Fund or Successor Fund, excluding each of the Prime Obligation Money Market Portfolios, with readily available funds are considered received that same day.
         Holders of Class A Shares of the Selling Funds have exchange privileges with respect to Class A shares in other Selling Funds and holders of Class A Shares of the Successor Funds have exchange privileges with respect to Class A Shares in other Successor Funds. Each exchange is subject to any initial or subsequent investment amounts of the Selling Funds into which the exchange is being made. Exercise of the exchange privilege is treated as a redemption and new purchase for federal income tax purposes and, accordingly, may have tax consequences for the shareholder. Exchanges are made at net asset value plus the difference between the sales charge already paid and any applicable sales charge on shares of the fund to be acquired in the exchange. After being provided notice, holders of Institutional Shares of the Selling Funds or the Successor Funds will have their shares exchanged for corresponding Class A Shares, if the shareholder's account balance drops below $1,000,000 because of redemptions (no sales charge is incurred as the result of such exchange). Holders of Class A Shares of the Selling Funds or Successor Funds will have their shares redeemed, if, after notice, the shareholder's account balance drops below $1,000 because of redemptions. Information on share exchanges may be obtained from the Selling Funds or the Successor Funds, as appropriate.
         Redemptions of the Selling Funds' or Successor Funds' Class A Shares may be made through an investment professional (if shares were purchased from an investment professional) by telephone or by mailing a written request, (if shares were purchased directly from the Golden Oak Trust), through the applicable systematic withdrawal program or, in the case of Class A Shares of each of the Prime Obligation Money Market Portfolios, the check writing service program. In certain circumstances, holders of Class A Shares must provide a signature guarantee to effectuate the redemption. Redemptions of Institutional Shares may be made by following the procedures established when such account was opened. Class A Shares and Institutional Shares of the Selling Funds and the Successor Funds are each redeemed at their net asset value, next determined after the redemption request is received on each day on which the net asset value is computed. Proceeds will ordinarily be distributed by check or wire within seven days after receipt of a redemption request, although in the case of Institutional Shares, proceeds are ordinarily sent by wire or other electronic payment method. However, the Selling Funds and the Successor Funds reserve the right under unusual conditions to pay redemption distributions in kind.

         Any questions about the foregoing procedures may be directed to, and assistance in effecting purchases, exchanges or redemptions of the shares of the Successor Funds shares may be obtained from Edgewood, principal distributor for each of the Successor Funds, at 1-800-545-6331. Any questions about the foregoing procedures may be directed to, and assistance in effecting purchases, exchanges or redemptions of the shares of the Selling Funds shares may be obtained from SEI, principal distributor for each of the Selling Funds, at 1-800-808-4920.

Dividends
         Each of the Selling Funds' and Successor Funds' portfolios declare and pay net investment income as follows:
                                      Selling Funds
               Portfolio                 Declare    Pay
Growth Portfolio                         Monthly  Quarterly
Value Portfolio                          Monthly  Quarterly
Small Cap Value Portfolio                Monthly  Quarterly
International Equity Portfolio           Annually Annually
Intermediate-Term Income Portfolio        Daily   Monthly
Michigan Tax Free Bond Portfolio          Daily   Monthly
Prime Obligation Money Market Portfolio   Daily   Monthly

                                     Successor Funds

               Portfolio                 Declare    Pay
Growth Portfolio                         QuarterlyQuarterly
Value Portfolio                          QuarterlyQuarterly
Small Cap Value Portfolio                QuarterlyQuarterly
International Equity Portfolio           Annually Annually
Intermediate-Term Income Portfolio        Daily   Monthly
Michigan Tax Free Bond Portfolio          Daily   Monthly
Prime Obligation Money Market Portfolio   Daily   Monthly

         At a minimum, each portfolio makes distributions of its net realized capital gains, if any, annually. If you own portfolio shares on a portfolio's record date, you will be entitled to receive the distribution.
         With respect to both the Selling Funds and the Successor Funds, unless a shareholder otherwise instructs, dividends and capital gain distributions will be reinvested automatically in additional shares at net asset value.

Tax Consequences
         As a condition to the Reorganization transactions, the Golden Oak Trust and the Arbor Trust will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that no gain or loss will be recognized by either the Selling Funds or the Successor Funds or the shareholders of the Selling Funds. The tax basis of the Successor Funds shares received by the respective Selling Fund shareholders will be the same as the tax basis of their shares in such Selling Fund.




                      INFORMATION ABOUT THE REORGANIZATION


             Background and Reasons for the Proposed Reorganization
         The Selling Funds were established as early as 1994 as part of the Arbor Trust to provide customers of Citizens Bank, an affiliate of the Advisor, and other investors with a range of professionally-managed investment portfolios. In addition to the Selling Funds, the Arbor Trust consists of other investment portfolios managed by other investment advisors who receive other services from SEI MFS and other service providers, all of which is overseen by the Board of Trustees of the Arbor Trust.
         The Advisor made a strategic business decision to recommend changing certain service providers, and the Board of Trustees approved changes necessary to that recommendation, including the reorganization of the Selling Funds into the Golden Oak Trust, a newly-registered investment company organized as Delaware business trust. The Trustees received and reviewed extensive documentary and oral information about the proposal, including information about the qualifications of FSC and its affiliates as a provider of administrative and other services. They also reviewed the structure of the proposed reorganization, including the similarity of investment objectives, policies and manner of operation of the Selling and Successor Funds. The Trustees also took into consideration that the expense ratios of the Successor Funds would be the same as or lower than those of the respective Selling Funds and that there was no intention to raise expense ratios in the future; that there will be no change in the investment advisor or sub-advisors who manage the funds or the fees paid for their services; that the Advisor and FSC would absorb all costs of the Reorganization and that there would be no charges imposed on shareholders in connection with the Reorganization; that the respective net asset values per share of the Selling and Successor Funds would be the same; and that the reorganization of each of the funds would be tax free to the funds and to shareholders.
         The Board of Trustees of the Arbor Trust, including a majority of the independent Trustees, determined that participation in the Reorganization is in the best interests of each Selling Fund and that the interests of each Selling Fund's shareholders would not be diluted as a result of its effecting the Reorganization. Based upon the Advisor's reasons for recommending the reorganization, the Board of Trustees of the Arbor Trust unanimously voted to approve, and recommend to Selling Fund shareholders the approval of, the Reorganization.
         The Board of Trustees of the Golden Oak Trust, including the independent Trustees, have unanimously concluded that consummation of the Reorganization is in the best interests of the Successor Funds and have unanimously voted to approve the Reorganization Agreement.

Description of the Plan of Reorganization
         The Reorganization Agreement provides that all of the assets of each Selling Fund will be transferred to the corresponding Successor Fund, subject to the liabilities of such Selling Fund. Each holder of shares of a Selling Fund will receive the same number and class (with the same aggregate value) of shares of the corresponding Successor Fund as the shareholder had in the Selling Fund immediately prior to the Reorganization. The Selling Funds' shareholders will not pay a sales charge, commission or other transaction cost in connection with their receipt of shares of the Successor Funds.
         Following the transfer of assets and assumption of liabilities of each Selling Fund to and by the corresponding Successor Fund, and the issuance of Class A or Institutional Shares, as the case may be, by the Successor Fund to the corresponding Selling Fund, the Selling Funds will distribute the shares of the Successor Funds received by the Selling Funds among the shareholders of the Selling Funds in proportion to the number of shares each such shareholder holds in the Selling Fund. In addition to receiving shares of the Successor Fund, each shareholder of a Selling Fund will have a right to receive any declared and unpaid dividends or other distributions of such Selling Fund. Following the Reorganization, shareholders of each Selling Fund will be shareholders of the corresponding Successor Fund and the Arbor Trust will take all steps necessary to effect the termination of the Selling Funds.
         The Reorganization is subject to certain conditions, including: approval of the Reorganization Agreement and the transactions and exchange contemplated thereby as described in this Prospectus/Proxy Statement by the shareholders of each Selling Fund; the receipt of a legal opinion described in the Reorganization Agreement regarding tax matters; the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement and other matters; and the parties' performance, in all material respects, of the agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Reorganization is expected to occur on or after August 23, 2002.
         The Advisor and FSC are responsible for the payment of all expenses of the Reorganization incurred by either party, whether or not the Reorganization is consummated. Such expenses include, but are not limited to, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Selling Funds' shareholders.
         The Reorganization may be terminated at any time prior to its consummation by either the Arbor Trust or the Golden Oak Trust if circumstances should develop that, in the opinion of either the Board of Trustees of the Arbor Trust or the Board of Trustees of the Golden Oak Trust, make proceeding with the Reorganization Agreement inadvisable. The Reorganization Agreement provides further that at any time prior to the consummation of the
Reorganization: (i) the parties thereto may amend or modify any of the provisions of the Reorganization Agreement provided that such amendment or modification would not have a material adverse effect upon the benefits intended under the Reorganization Agreement and it would be consistent with the best interests of shareholders of the Selling Funds and the Successor Funds; and (ii) either party may waive any of the conditions set forth in the Reorganization Agreement if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under the Reorganization Agreement to the shareholders of the Selling Funds or the shareholders of the Successor Funds, as the case may be.



Description of Successor Fund Shares
         Full and fractional shares of the Successor Funds will be issued without the imposition of a sales charge or other fee to the shareholders of the corresponding Selling Funds in accordance with the procedures described above. Shares of the Successor Funds to be issued to shareholders of the Selling Funds under the Plan will be fully paid and nonassessable when issued and transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Successor Funds dated July 9, 2002, provided herewith for additional information about shares of the Successor Funds.



Federal Income Tax Consequences
         As a condition to the Reorganization, the Arbor Trust, on behalf of the Selling Funds, and the Golden Oak Trust, on behalf of the Successor Funds, will receive an opinion of counsel to the Golden Oak Trust, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (1) the Reorganization as set forth in the Reorganization Agreement will constitute a tax-free "reorganization" under Section 368(a)(1)(F) of the Code, and the Selling Funds and the Successor Funds each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (2) no gain or loss will be recognized by the Successor Funds upon their receipt of the corresponding Selling Funds' assets (subject to the liabilities of each such Selling Fund) in exchange for Successor Fund shares; (3) no gain or loss will be recognized by the Selling Funds upon the transfer of their assets (subject to the liabilities of each such Selling Fund) to the corresponding Successor Funds in exchange for Successor Fund shares or upon the distribution (whether actual or constructive) of the Successor Fund shares to the Selling Fund shareholders in exchange for their shares of the Selling Fund; (4) no gain or loss will be recognized by shareholders of the Selling Funds upon the exchange of their fund shares for Successor Fund shares; (5) the tax basis of the Selling Funds' assets acquired by the corresponding Successor Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization; (6) the tax basis of Successor Fund shares received by each shareholder of the Selling Funds pursuant to the Reorganization will be the same as the tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization; (7) the holding period of the assets of each Selling Fund in the hands of the corresponding Successor Fund will include the period during which those assets were held by the Selling Fund; and
(8) the holding period of the Successor Fund shares received by each shareholder of the Selling Funds pursuant to the Reorganization will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided the Selling Fund shares were held as capital assets on the date of the Reorganization.
         The Arbor Trust and the Golden Oak Trust have not sought a tax ruling from the Internal Revenue Service ("IRS"), but are acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income taxes.

Comparative Information on Shareholder Rights and Obligations
         General
         Both the Successor Funds and the Selling Funds are open-end series of management investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act") which continuously offer to sell shares at their current net asset value. Each of the Arbor Trust and the Golden Oak Trust is organized as a business trust pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts, in the case of the Arbor Trust, and an Agreement and Declaration of Trust under the laws of the State of Delaware, in the case of the Golden Oak Trust. Each of the Arbor Trust and the Golden Oak Trust is governed by its respective Declaration of Trust or Agreement and Declaration Trust, as applicable, Bylaws and Board of Trustees, in addition to applicable state and federal law. The rights of shareholders of the Selling Funds and shareholders of the Successor Funds as set forth in their respective Declaration of Trust or Agreement and Declaration of Trust, as applicable, and Bylaws are substantially similar. Set forth below is a brief summary of the significant rights of shareholders of the Successor and Selling Funds.
         Shares of the Successor Funds and the Selling Funds

         The Board of Golden Oak Trust has authorized the issuance of an unlimited number of shares of beneficial interest which have no par value.
Each Successor Fund is a separate series of the Golden Oak Trust. The Board of Trustees has established two classes of shares of each Successor Fund, known as Class A Shares and Institutional Shares. The Arbor Trust is authorized to issue an unlimited number of shares of beneficial interest which have no par value. Each Selling Fund is a portfolio of the Arbor Trust and has two classes of shares, known as Class A Shares and Institutional Shares. A third class of shares, Class B Shares, of the Selling Funds were authorized, but never issued. Issued and outstanding shares of both the Successor Funds and the Selling Funds are fully paid and nonassessable, and freely transferable.
         Voting Rights
         The Golden Oak Trust and the Arbor Trust are not required to hold annual meetings of shareholders, except as required under the 1940 Act. Shareholder approval is necessary only for certain changes in operations or the election of trustees under certain circumstances and, in the case of the Arbor Trust only, certain amendments to its Declaration of Trust. The Arbor Trust requires that a special meeting of shareholders be called for any permissible purpose upon the written request of the holders of at least 10% of the outstanding shares of the series or class of the Arbor Trust entitled to vote, while the Golden Oak Trust has no such requirement. Each share of each Successor Fund and each Selling Fund gives the shareholder one vote in trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in each of the Golden Oak Trust and the Arbor Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

         Trustees
         The Agreement and Declaration of Trust for the Golden Oak Trust and the Declaration of Trust for the Arbor Trust each provides that the term of office of each Trustee shall be for the lifetime of the Golden Oak Trust or the Arbor Trust, as the case may be, or the earlier of his or her death, resignation, retirement, removal or mental or physical incapacity, and in the case of a Golden Oak Trust Trustee, declaration of bankruptcy. A Trustee of the Golden Oak Trust or the Arbor Trust may be removed by: (i) a majority vote of the Trustees or (iii) a vote of the majority of the outstanding shares at any special meeting of shareholders. A vacancy on the Board may be filled by the Trustees remaining in office. A meeting of shareholders will be required for the purpose of electing additional Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders.
         Liability of Trustees and Officers
         Under both the Agreement and Declaration of Trust for the Golden Oak Trust and the Declaration of Trust for the Arbor Trust, a Trustee or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Agreement and Declaration of Trust for the Golden Oak Trust and the Declaration of Trust of the Arbor Trust each further provides that Trustees and officers will be indemnified by the Golden Oak Trust or the Arbor Trust, as the case may be, to the fullest extent permitted by law against liability and against all expenses of litigation unless the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person's duties.
         Shareholder Liability
         Under certain circumstances, shareholders of the Selling Funds may be held personally liable as partners under Massachusetts law for obligations of the Arbor Trust on behalf of the Selling Funds. To protect its shareholders, the Arbor Trust has filed legal documents with the Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Arbor Trust. These documents require that notice of this disclaimer be given in each agreement, obligation or instrument that the Arbor Trust or its Trustees enter into or sign.
         In the unlikely event a shareholder is held personally liable for the Arbor Trust's obligations on behalf of a Selling Fund, the Arbor Trust is required to use its property to protect or compensate the shareholder. On request, the Arbor Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Arbor Trust on behalf of a Selling Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Arbor Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of a Selling Fund.
         Shareholders of the Successor Funds are not subject to personal liability for the acts of the Golden Oak Trust.
         Termination
         In the event of the termination of the Golden Oak Trust or any portfolio or class of the Golden Oak Trust or of the termination the Arbor Trust, the shareholders of the respective portfolio or class are entitled to receive, when and as declared by its Trustees, the excess of the assets belonging to the respective portfolio or class over the liabilities belonging to the respective portfolio or class. In either case, the assets belonging to the portfolio or class will be distributed among the shareholders in proportion to the number of shares of the respective portfolio or class held by them.

Capitalization
         The Successor Funds are newly-organized portfolios which, as of the date of this Prospectus/Proxy Statement, have not conducted any business (other than matters incident to their organization) and have no shareholders. Accordingly, the capitalization of the Successor Funds immediately following the Reorganization is expected to be identical to the capitalization of the Selling Funds immediately prior to the Reorganization. The following table sets forth the unaudited capitalization and the outstanding shares of the Selling Funds as of April 30, 2002. The capitalizations are likely to be different on the date of the Reorganization as a result of daily share purchase and redemption activity. Because the Successor Funds have not conducted any business to date and will not prior to the Reorganization, the pro forma capitalization of the Successor Funds will be identical to the capitalization of the Selling Funds as of that date.



                                                         Net Asset
                                        Net Assets       Value Per        Shares
Selling Fund                                               Share       Outstanding
                                      ---------------   ------------  ---------------

Growth Portfolio --
  Class A Shares                            $              $7.70         922,384.945
                                       7,100,931.60
Growth Portfolio --
  Institutional Shares                $47,568,933.07       $7.98       5,959,117.910
                                      ---------------   ------------  ---------------
                              Total   $54,769,864.67          NA       6,881,562.855


Value Portfolio --
  Class A Shares                      $ 8,197,526.29       $7.84       1,045,929.159
Value Portfolio --
  Institutional Shares                $75,153,451.89       $7.88       9,538,304.182
                                      ---------------   ------------  ---------------
                              Total   $83,350,978.18         N/A      10,584,233.341


Small Cap Value
  Portfolio -- Class A Shares         $ 7,980,807.32      $13.17         605,817.835
Small Cap Value
  Portfolio -- Institutional Shares   $42,638,809.60      $13.19       3,231,621.086
                                      ---------------   ------------  ---------------
                              Total   $50,619,616.92         N/A       3,837,438.921


International Equity
  Portfolio -- Class A Shares               $              $7.04         127,203.450
                                        895,758.99
International Equity
  Portfolio -- Institutional Shares   $45,516,653.81       $7.07       6,437,325.158
                                      ---------------   ------------  ---------------
                              Total   $46,412,412.80         N/A       6,564,528.608


Intermediate-Term
  Income Portfolio -- Class A               $              $9.99         782,636.279
Shares                                 7,817,754.54
Intermediate-Term
  Income Portfolio --                 $108,640,601.48      $9.99      10,874,493.942
Institutional Shares
                                      ---------------   ------------  ---------------
                              Total   $116,458,356.02        N/A      11,657,130.221



Michigan Tax Free Bond
  Portfolio -- Class A Shares               $             $10.20          68,531.677
                                        698,776.38
Michigan Tax Free Bond
  Portfolio -- Institutional Shares   $74,046,563.88      $10.19       7,265,983.460
                                      ---------------   ------------  ---------------
                              Total   $74,745,340.26         N/A       7,334,515.137


Prime Obligation Money
  Market Portfolio -- Class A               $              $1.00      14,666,084.535
Shares                                14,663,956.93
Prime Obligation Money
  Market Portfolio --                 $125,573,247.22      $1.00      125,599,093.110
Institutional Shares
                                      ---------------   ------------  ---------------
                              Total   $140,273,204.15        N/A      140,265,177.645




  INFORMATION ABOUT THE GOLDEN OAK TRUST, THE SUCCESSOR FUNDS, THE ARBOR TRUST
                             AND THE SELLING FUNDS
         Information about Golden Oak Trust and the Successor Funds is contained in the Successor Funds' current Prospectus dated July 9, 2002 (see Exhibit B attached), and the Successor Funds' Statement of Additional Information dated July 9, 2002, and the Statement of Additional Information dated July 9, 2002 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of the Statements of Additional Information, which have been filed with the Securities and Exchange Commission (the "SEC"), may be obtained upon request and without charge by contacting the Successor Funds at 1-800-341-7400, or by writing the Successor Funds at 5800 Corporate Drive, Pittsburgh, PA 15237-7010. The Golden Oak Trust is subject to the informational requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Golden Oak Trust or the Successor Funds can be obtained by calling or writing the Successor Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549 and at certain of its regional offices located at 175 West Jackson Blvd., Suite 900, Chicago, IL 60604 and 233 Broadway, New York, NY 10279. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or from the SEC's Internet site at http://www.sec.gov.

         This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Golden Oak Trust with the SEC under the 1933 Act, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Golden Oak Trust and the Successor Funds and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.
         Information about the Selling Funds and the Arbor Trust is contained in the Selling Funds' current Prospectus dated May 31, 2002, the Annual Report to Shareholders dated March 31, 2002, the Statement of Additional Information dated May 31, 2002, and the Statement of Additional Information dated July 9, 2002 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of such Prospectus, Annual Report, and Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge from the Selling Funds by calling 1-800-545-6331, or by writing to the Selling Funds at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Selling Funds are subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Arbor Trust or the Selling Funds, can be obtained by calling or writing the Selling Funds and can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC's Internet site at http://www.sec.gov.

                               VOTING INFORMATION
         This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Trustees of the Arbor Trust of proxies for use at the Special Meeting of Shareholders (the "Special Meeting") to be held at 2:00 p.m. on August 21, 2002 at: the offices of the Administrator, One Freedom Valley Drive, Oaks, Pennsylvania 19456, and at any adjournments thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Special Meeting. A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Reorganization Agreement.
A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the Arbor Trust an instrument revoking the proxy, by submitting a proxy bearing a later date or by attending and voting at the Special Meeting.
         The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Advisor and FSC. In addition to solicitations through the mails, proxies may be solicited by officers, employees and agents of the Selling Funds, the Advisor and their respective affiliates at no additional cost to the Selling Funds. Such solicitations may be by telephone, telegraph or personal contact. The Advisor and FSC will reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

Outstanding Shares and Voting Requirements
         The Board of Trustees of the Arbor Trust has fixed the close of business on July 10, 2002, as the record date for the determination of shareholders of the Selling Funds entitled to notice of and to vote at the Special Meeting and any adjournments thereof. As of the record date, the following number of shares of each Selling Fund was outstanding and entitled to vote:


                                          Shares
Selling Fund                           Outstanding
                                      ---------------

Growth Portfolio --
  Class A Shares
Growth Portfolio --
  Institutional Shares
                                      ---------------
                              Total

Value Portfolio --
  Class A Shares
Value Portfolio --
  Institutional Shares
                                      ---------------
                              Total

Small Cap Value Portfolio --
 Class A Shares
Small Cap Value Portfolio --
  Institutional Shares
                                      ---------------
                              Total

International Equity Portfolio --
  Class A Shares
International Equity Portfolio --
  Institutional Shares
                                      ---------------
                              Total

Intermediate-Term Income Portfolio
--
  Class A Shares
Intermediate-Term Income Portfolio
--
Institutional Shares
                                      ---------------
                              Total

Michigan Tax Free Bond Portfolio --
  Class A Shares
Michigan Tax Free Bond Portfolio --
  Institutional Shares
                                      ---------------
                              Total

Prime Obligation Money
  Market Portfolio -- Class A
Shares
Prime Obligation Money
  Market Portfolio --
Institutional Shares
                                      ---------------
                              Total

         Each of the Selling Funds' shares is entitled to one vote and fractional shares have proportionate voting rights. On the record date, the Trustees and officers of the Arbor Trust as a group owned less than 1% of the outstanding shares of the Selling Funds. To the best knowledge of the Advisor, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of any Selling Fund's outstanding shares.

Selling Fund/Growth Portfolio
     Class A Shares

--------------------------------------------------------------------------------
                                        Shares Owned of
                                           Record and           Percent of
          Name and Address                Beneficially      Outstanding Shares
--------------------------------------------------------------------------------
INVESCO Trust Co.; Atlanta, GA
                                                                    --.--%


--------------------------------------------------------------------------------

Selling Fund/Growth Portfolio
     Institutional Shares

--------------------------------------------------------------------------------
                                        Shares Owned of
                                           Record and           Percent of
          Name and Address                Beneficially      Outstanding Shares
--------------------------------------------------------------------------------
CB Wealth Management, N.A.;
Saginaw, MI
                                                                    --.--%


--------------------------------------------------------------------------------

Selling Fund/Value Portfolio
     Class A Shares

--------------------------------------------------------------------------------
                                        Shares Owned of
                                           Record and           Percent of
          Name and Address                Beneficially      Outstanding Shares
--------------------------------------------------------------------------------
INVESCO Trust Co.; Atlanta, GA
                                                                    --.--%


--------------------------------------------------------------------------------

Selling Fund/Value Portfolio
     Institutional Shares

--------------------------------------------------------------------------------
                                        Shares Owned of
                                           Record and           Percent of
          Name and Address                Beneficially      Outstanding Shares
--------------------------------------------------------------------------------
CB Wealth Management, N.A.;
Saginaw, MI
                                                                    --.--%


--------------------------------------------------------------------------------

Selling Fund/Small Cap Value
Portfolio
     Class A Shares

--------------------------------------------------------------------------------
                                        Shares Owned of
                                           Record and           Percent of
          Name and Address                Beneficially      Outstanding Shares
--------------------------------------------------------------------------------
INVESCO Trust Co.; Atlanta, GA
                                                                    --.--%


--------------------------------------------------------------------------------

Selling Fund/Small Cap Value
Portfolio
     Institutional Shares

--------------------------------------------------------------------------------
                                        Shares Owned of
                                           Record and           Percent of
          Name and Address                Beneficially      Outstanding Shares
--------------------------------------------------------------------------------
CB Wealth Management, N.A.;
Saginaw, MI
                                                                    --.--%

--------------------------------------------------------------------------------

Selling Fund/International Equity
Portfolio
     Class A Shares

--------------------------------------------------------------------------------
                                        Shares Owned of
                                           Record and           Percent of
          Name and Address                Beneficially      Outstanding Shares
--------------------------------------------------------------------------------
BISYS Brokerage Services, Inc.;
Concord, CA
SEI Trust Corp.; Oaks, PA                                           __.__%


--------------------------------------------------------------------------------

Selling Fund/International Equity
Portfolio
     Institutional Shares

--------------------------------------------------------------------------------
                                        Shares Owned of
                                           Record and           Percent of
          Name and Address                Beneficially      Outstanding Shares
--------------------------------------------------------------------------------
CB Wealth Management, N.A.;
Saginaw, MI
                                                                    --.--%


--------------------------------------------------------------------------------

Selling Fund/Intermediate-Term
Income Portfolio
     Class A Shares

--------------------------------------------------------------------------------
                                        Shares Owned of
                                           Record and           Percent of
          Name and Address                Beneficially      Outstanding Shares
--------------------------------------------------------------------------------
INVESCO Trust Co.; Atlanta, GA
SEI Trust Corp.; Oaks, PA                                           __.__%


--------------------------------------------------------------------------------

Selling Fund/Intermediate-Term
Income Portfolio
     Institutional Shares

--------------------------------------------------------------------------------
                                        Shares Owned of
                                           Record and           Percent of
          Name and Address                Beneficially      Outstanding Shares
--------------------------------------------------------------------------------
CB Wealth Management, N.A.;
Saginaw, MI
                                                                    --.--%


--------------------------------------------------------------------------------

Selling Fund/Michigan Tax Free Bond
Portfolio
     Class A Shares

--------------------------------------------------------------------------------
                                        Shares Owned of
                                           Record and           Percent of
          Name and Address                Beneficially      Outstanding Shares
--------------------------------------------------------------------------------
Robert B. Mackey Revocable Trust;
Grand Blanc, MI
Donaldson, Lufkin & Jenrette                                        __.__%
Securities Corp.; Jersey City, NJ
The Dorothy M. Hodghten Living
Trust; Fort Myers, FL
Carl B. Diem; Fenton ,MI
--------------------------------------------------------------------------------

Selling Fund/Michigan Tax Free Bond
Portfolio
     Institutional Shares

--------------------------------------------------------------------------------
                                        Shares Owned of
                                           Record and           Percent of
          Name and Address                Beneficially      Outstanding Shares
--------------------------------------------------------------------------------
CB Wealth Management, N.A.;
Saginaw, MI
                                                                    --.--%


--------------------------------------------------------------------------------

Selling Fund/Prime Money Market
Obligation Portfolio
     Class A Shares

--------------------------------------------------------------------------------
                                        Shares Owned of
                                           Record and           Percent of
          Name and Address                Beneficially      Outstanding Shares
--------------------------------------------------------------------------------
INVESCO Trust Co.; Atlanta, GA
Robert B. Mackey Revocable Trust;                                   __.__%
Grand Blanc, MI


--------------------------------------------------------------------------------

Selling Fund/Prime Money Market
Obligation Portfolio
     Institutional Shares

--------------------------------------------------------------------------------
                                        Shares Owned of
                                           Record and           Percent of
          Name and Address                Beneficially      Outstanding Shares
--------------------------------------------------------------------------------
CB Wealth Management, N.A.;
Saginaw, MI
                                                                    --.--%


--------------------------------------------------------------------------------


         As of the record date, there were no Class A or Institutional Shares of the Successor Funds outstanding.
         Approval of the Reorganization Agreement with respect to each Selling Fund requires the affirmative vote of a majority of the outstanding shares of such Selling Fund present and voting at the Special Meeting. The votes of shareholders of the Successor Funds are not being solicited since their approval is not required in order to effect the Reorganization.

         A majority of the issued and outstanding shares of each Selling Fund, represented in person or by proxy, will be required to constitute a quorum at the Special Meeting for the purpose of voting on the proposed Reorganization. For purposes of determining the presence of a quorum, shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Special Meeting. Accordingly, abstentions and "broker non-votes" will be counted for purposes of determining the presence of a quorum, but will not be counted for purposes of determining whether sufficient votes have been cast to approve the proposed Reorganization.



Dissenter's Right of Appraisal
         Shareholders of a Selling Fund objecting to the Reorganization have no appraisal rights under the Arbor Trust's Declaration of Trust or Massachusetts law. Under the Reorganization Agreement, if approved by Selling Fund shareholders, each shareholder will become the owner of Class A Shares, or Institutional Shares, as the case may be, of the corresponding Successor Fund having a total net asset value equal to the total net asset value of his or her holdings in the Selling Fund at the date of Reorganization.

           OTHER MATTERS AND DISCRETION OF PERSONS NAMED IN THE PROXY Management of the Arbor Trust knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.
         If at the time any session of the Special Meeting is called to order, a quorum is not present in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of one or more of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies with respect to any such proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment.
         Whether or not shareholders expect to attend the Special Meeting, all shareholders are urged to sign, fill in and return the enclosed proxy form promptly.

A-10
1447751 v6; V13B06!.DOC

                                                                     EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION



         AGREEMENT AND PLAN OF REORGANIZATION dated as of June 30, 2002 (the "Agreement') between The Arbor Fund, a Massachusetts business trust ("Arbor"), on behalf of its portfolios listed on Schedule A hereto (individually a "Selling Fund" and collectively the "Selling Funds"), with its principal place of business at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and Golden Oak(R) Family of Funds, a Delaware business trust ("Golden Oak"), on behalf of its portfolios listed on Schedule A hereto (individually a "Successor Fund" and collectively the "Successor Funds").



         WHEREAS, the Board of Trustees of Arbor and the Board of Trustees of Golden Oak have determined that it is in the best interests of Arbor and Golden Oak, respectively, that the assets of the Selling Funds be acquired by the Successor Funds pursuant to this Agreement; and

         WHEREAS, the parties desire to enter into a plan of reorganization which would constitute a reorganization within the meaning of
Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"):

         NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

         1.    Plan of Reorganization.
               ----------------------

               (a) Subject to the terms and conditions set forth herein, each Selling Fund shall assign, tra nsfer and convey its assets, including all securities and cash held by such Selling Fund (subject to the liabilities of the Selling Fund) to the corresponding Successor Fund set forth opposite each Selling Fund's name on Schedule A hereto, and each such Successor Fund shall acquire all of the assets of the corresponding Selling Fund (subject to the liabilities of each such Selling Fund) in exchange for full and fractional shares of beneficial interest of the Successor Fund set forth on Schedule A hereto (the "Successor Fund Shares"), to be issued by Golden Oak, having an aggregate net asset value equal to the value of the net assets of the Selling Fund, such Successor Fund Shares as provided in Section 1(e) hereof to be issued to holders of the corresponding class of each Selling Fund specified on Schedule A hereto. The value of the assets of each Selling Fund and the net asset value per share of the Successor Selling Fund Shares shall be computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Exchange Date (such time and date being hereinafter called the "Valuation Time") in accordance with the procedures for determining the value of the Successor Fund's assets set forth in the Successor Fund's organizational documents and the then-current prospectus and statement of additional information for the Successor Fund that forms a part of the Successor Fund's Registration Statement on Form N-1A (the "Registration Statement"). In lieu of delivering certificates for the Successor Fund Shares, Golden Oak shall credit the Successor Fund Shares to each Selling Fund's account on the share record books of Golden Oak and shall deliver a confirmation thereof to such Selling Fund. Arbor shall then deliver written instructions to Golden Oak's transfer agent to establish accounts for the shareholders on the share record books relating to each Successor Fund.

               (b) Delivery of the assets of each Selling Fund to be transferred shall be made on the Exchange Date (as defined herein). Assets transferred shall be delivered to State Street Bank and Trust Company, Golden Oak's custodian (the "Custodian"), for the account of Golden Oak and the Successor Fund with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of Golden Oak and the Successor Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of Golden Oak and the Successor Fund.

               (c) Each Selling Fund will pay or cause to be paid to each corresponding Successor Fund any interest received on or after the Exchange Date with respect to assets transferred from a Selling Fund to its corresponding Successor Fund hereunder and any distributions, rights or other assets received by the Selling Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Selling Fund to the Successor Fund hereunder. All such assets shall be deemed included in assets transferred to the Successor Fund on the Exchange Date and shall not be separately valued.

               (d) The Exchange Date shall be August 23, 2002, or such earlier or later date as may be mutually agreed upon by the parties.

               (e) As soon as practicable after the Exchange Date, each Selling Fund shall distribute all of the Successor Fund Shares received by it among the shareholders of such Selling Fund in proportion to the number of shares each such shareholder holds in the Selling Fund and shall take all other steps necessary to effect its termination. After the Exchange Date, no Selling Fund shall conduct any business except in connection with its termination.

               (f) Any transfer taxes payable upon the issuance of Successor Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Successor Fund Shares are to be issued and transferred.

               (g) Any reporting responsibility of each Selling Fund is and shall remain the responsibility of such Selling Fund.

               (h) All books and records of each Selling Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the corresponding Successor Fund from and after the Exchange Date and shall be turned over to the Successor Fund as soon as practicable following the Exchange Date.

               (i) Subject to the conditions set forth in this Agreement, the failure of one of the Selling Funds to consummate the transactions contemplated hereby shall not affect the consummation or validity of the reorganization with respect to any other Selling Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Successor Fund" and "Selling Fund" as meaning only those series of Golden Oak and Arbor, respectively, which are involved in the reorganization as of the Exchange Date.
         2.    Arbor's Representations and Warranties.  Arbor, on behalf of
               --------------------------------------
each Selling Fund, represents and warrants to and agrees with Golden Oak, on behalf of such Successor Fund, as follows:

               (a) Arbor is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and, subject to the approval of its shareholders as contemplated hereby, to carry out this Agreement.

               (b) This Agreement has been duly authorized, executed and delivered by Arbor and is valid and binding on each Selling Fund, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate Arbor's Declaration of Trust or By-Laws or any agreement or arrangement to which any Selling Fund is a party or by which it is bound.

               (c) Arbor is registered under the 1940 Act, as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

               (d) Except as shown on the audited financial statements of a Selling Fund for its most recently completed fiscal period and as incurred in the ordinary course of such Selling Fund's business since then, no Selling Fund has any known liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to Arbor's knowledge, threatened against any Selling Fund.

               (e) On the Exchange Date, Arbor will have full right, power and authority to sell, assign, transfer and deliver each Selling Fund's assets to be transferred by it hereunder.

               (f) No Selling Fund has any material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Exchange Date.

               (g) Each Selling Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC") as of and since its first taxable year, has been a RIC under the Code at all times since the end of its first taxable year, when it so qualified; and qualifies and will continue to qualify as a RIC under the Code through the Exchange Date. All federal and other tax returns and reports of each Selling Fund required by law to be filed, have been filed, and all federal and other taxes shown as due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of Arbor's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

               (h) The current prospectuses and statements of additional information of the Selling Funds conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act") and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements contained therein, in light of the circumstances under which they were made, not misleading.

         3.    Golden Oak's Representations and Warranties.  Golden Oak, on
               -------------------------------------------
behalf of each Successor Fund, represents and warrants to and agrees with Arbor, on behalf of each Selling Fund, as follows:

               (a) Golden Oak is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has power to carry on its business as it is now being conducted and to carry out this Agreement.

               (b) This Agreement has been duly authorized, executed and delivered by Golden Oak and is valid and binding on each Successor Fund, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate Golden Oak's Declaration of Trust or By-Laws or any agreement or arrangement to which each Successor Fund is a party or by which it is bound.

               (c) Golden Oak is registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect.

               (d) No Successor Fund has any known liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to Golden Oak's knowledge, threatened against any Successor Fund. Other than organizational activities, no Successor Fund has engaged in any business activities.

               (e) At the Exchange Date, the Successor Fund Shares to be issued to the Selling Funds (the only Successor Fund Shares to be issued as of the Exchange Date, except for the initial capital, if any) will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable. No Golden Oak or Successor Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

               (f) Each Successor Fund intends to qualify as a RIC under the Code.

               (g) The prospectuses and statements of additional information of the Successor Funds will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements contained therein, in light of the circumstances under which they are made, not misleading.

         4.    Covenants.  Each of Arbor, on behalf of the Selling Funds, and
               ---------
Golden Oak, on behalf of the Successor Funds, covenant and agree as follows:

               (a) Each Selling Fund will operate its business in the ordinary course between the date of this Agreement and the Exchange Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

               (b) Arbor will call a special meeting of Selling Fund Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

               (c) Each Selling Fund will assist its corresponding Successor Fund in obtaining such information as the Successor Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

               (d) Subject to the provisions of this Agreement, each Successor Fund and its corresponding Selling Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Exchange Date.

               (e) As promptly as practicable, but in any case within sixty days after the Exchange Date, each Selling Fund shall furnish its corresponding Successor Fund, in such form as is reasonably satisfactory to the Successor Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Successor Fund as a result of Section 381 of the Code, and which will be certified by Arbor's Treasurer or Assistant Treasurer.

               (f) Golden Oak will prepare and file with the Securities and Exchange Commission ("Commission") a registration statement on Form N-14 relating to the Successor Fund Shares to be issued to shareholders of the Selling Funds and a registration statement on Form N-1A relating to the Successor Funds. The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of each Successor Fund relating to the transaction contemplated by this Agreement. The Registration Statements shall be in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting(s) of the Selling Funds' shareholders to consider the approval of this Agreement and the transactions contemplated herein.

         5.    Golden Oak's Conditions Precedent.  The obligations of Golden
               ---------------------------------
Oak hereunder with respect to each Successor Fund shall be subject to the following conditions:

               (a) Arbor shall have furnished to Golden Oak a statement of each Selling Fund's assets, including a list of securities owned by each Selling Fund with their respective tax costs and values determined as provided in
Section 1 hereof, all as of the Valuation Time.

               (b) As of the Exchange Date, all representations and warranties of Arbor made in this Agreement shall be true and correct as if made at and as of such date, and that Arbor shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

         6.    Arbor's Conditions Precedent.  The obligations of Arbor
               ----------------------------
hereunder with respect to each Selling Fund shall be subject to the following conditions

               (a) As of the Exchange Date all representations and warranties of Golden Oak made in the Agreement shall be true and correct as if made at and as of such date, and that Golden Oak shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

               (b) Arbor shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP, counsel to Golden Oak, substantially to the effect that the Successor Fund Shares to be issued to the Selling Fund Shareholders have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable and no Golden Oak or Successor Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

         7.    Golden Oak's and Arbor's Conditions Precedent.  The obligations
               ---------------------------------------------
of both Golden Oak and Arbor hereunder shall be subject to the following conditions:

               (a) Golden Oak's Registration Statement on Form N-1A relating to the Successor Funds under the 1933 Act and the 1940 Act, shall have become effective, and the Registration Statement on Form N-14 relating to the transactions contemplated hereby shall have become effective under the 1933 Act and any additional post-effective amendments to such registration statements as are determined by the Board of Trustees of Golden Oak to be necessary and appropriate shall have been filed with the Commission and shall have become effective and no stop orders suspending the effectiveness thereof shall have been issued.

               (b) The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

               (c) Each party shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP to the effect that each reorganization contemplated by this Agreement qualifies as a "reorganization" under
Section 368(a)(1)(F) of the Code.

               (d) This Agreement and the transaction contemplated hereby shall have been approved, with respect to each Selling Fund, by the requisite vote of the holders of the outstanding shares of each such Selling Fund in accordance with applicable law and the provisions of Arbor's Declaration of Trust and By-Laws.

               (e) All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of any Successor Fund or any Selling Fund, provided that either party hereto may waive any such conditions for itself.

         Provided, however, that at any time prior to the Exchange Date, any of the foregoing conditions in this Section 7 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of a Selling Fund.

         8. Termination of Agreement. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of Arbor or the Board of Trustees of Golden Oak at any time prior to the Exchange Date (and notwithstanding any vote of the shareholders of any Selling Fund) if circumstances should develop that, in the opinion of either the Board of Trustees of Arbor or the Board of Trustees of Golden Oak, make proceeding with this Agreement inadvisable.

               If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 8, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Trustees, officers or shareholders of Golden Oak or the Trustees, officers or shareholders of Arbor, in respect of this Agreement.

         9. Waiver and Amendments. At any time prior to the Exchange Date, any of the conditions set forth in Section 5 may be waived by the Board of Trustees of Golden Oak, and any of the conditions set forth in Section 6 may be waived by the Board of Trustees of Arbor, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Selling Funds or the shareholders of the Successor Funds, as the case may be. In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Boards of Trustees of Arbor and Golden Oak if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of shareholders of the Selling Funds and the Successor Funds.

         10.   No Survival of Representations.  None of the representations and
               ------------------------------
warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

         11. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of Arbor and Golden Oak, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts and the State of Delaware, respectively, without giving effect to principles of conflict of laws.

         12.   Capacity of Trustees, Etc.
               --------------------------

               (a)(i) The names "Arbor Funds" and "Board of Trustees of Arbor Funds" refer, respectively, to the trust created and the trustees, as trustees but not individually or personally, acting from time to time under Arbor's Declaration of Trust, which is hereby referred to and a copy of which is on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of Arbor. The obligations of Arbor entered into in the name or on behalf of each Selling Fund by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of Arbor or such Selling Fund personally, but bind only such Selling Fund's trust property, and all persons dealing with any portfolio of shares of Arbor must look solely to the trust property belonging to such portfolio for the enforcement of any claims against Arbor.

                 (ii)Both parties specifically acknowledge and agree that any liability of a Selling Fund under this Agreement, or in connection with the transactions contemplated herein, shall be discharged only out of the assets of such Selling Fund and that no other portfolio of Arbor shall be liable with respect thereto.

               (b) Both parties specifically acknowledge and agree that any liability of a Successor Fund under this Agreement, or in connection with the transactions contemplated herein, shall be discharged only out of the assets of such Successor Fund and that no other portfolio of Golden Oak shall be liable with respect thereto.

         13.   Fees and Expenses.
               -----------------

               (a) The Successor Funds and Selling Funds represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.


               (b) Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by each Fund will be borne by CB Capital Management, Inc. or Federated Services Company. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement;
(ii) expenses associated with the preparation and filing of the Prospectus/Proxy Statement on Form N-14 under the 1933 Act; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Successor Fund Shares to be issued in connection herewith in each state in which each Selling Fund's shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs of the transaction.


         14.   Counterparts.  This Agreement may be executed in counterparts,
               ------------
each of which, when executed and delivered, shall be deemed to be an original.

         IN WITNESS WHEREOF, Arbor and Golden Oak have caused this Agreement and Plan of Reorganization to be executed as of the date above first written.

ATTEST:                                  ARBOR FUNDS, on behalf of its
                                         portfolios listed on Schedule A hereto


/s/ Laurie Brooks                        /s/ John Munch
-------------------------------------    -------------------------------------
                                         Title:      Vice President

ATTEST: GOLDEN OAK(R)FAMILY OF FUNDS, on behalf of its portfolios listed on Schedule A hereto


/s/ C. Grant Anderson                    /s/ Peter J. Germain
-------------------------------------    -------------------------------------
                                         Title:      President




------------------------------------------------------------------------------------
               Arbor Fund                                  Golden Oak
                                                           ----------
   Selling Funds and Classes Thereof          Successor Funds and Classes Thereof
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Golden Oak Growth Portfolio                  Golden Oak Growth Portfolio
  Class A Shares                               Class A Shares
  Institutional Shares                         Institutional Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Golden Oak Value Portfolio                   Golden Oak Value Portfolio
  Class A Shares                               Class A Shares
  Institutional Shares                         Institutional Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Golden Oak Small Cap Value Portfolio         Golden Oak Small Cap Value Portfolio
  Class A Shares                               Class A Shares
  Institutional Shares                         Institutional Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Golden Oak International Equity              Golden Oak International Equity
Portfolio                                    Portfolio
  Class A Shares                               Class A Shares
  Institutional Shares                         Institutional Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Golden Oak Intermediate-Term Income          Golden Oak Intermediate-Term Income
Portfolio                                    Portfolio
  Class A Shares                               Class A Shares
  Institutional Shares                         Institutional Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Golden Oak Michigan Tax Free Bond            Golden Oak Michigan Tax Free Bond
Portfolio                                    Portfolio
  Class A Shares                               Class A Shares
  Institutional Shares                         Institutional Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Golden Oak Prime Obligation Money            Golden Oak Prime Obligation Money
Market Portfolio                             Market Portfolio
  Class A Shares                               Class A Shares
  Institutional Shares                         Institutional Shares
------------------------------------------------------------------------------------





                                                                       EXHIBIT B

              [PROSPECTUS OF SUCCESSOR FUNDS, DATED JULY 9, 2002]



                          GOLDEN OAK(R) FAMILY OF FUNDS
                                   PROSPECTUS
                                  July 9, 2002

                          GOLDEN OAK(R) GROWTH PORTFOLIO
                          GOLDEN OAK(R) VALUE PORTFOLIO
                     GOLDEN OAK(R) SMALL CAP VALUE PORTFOLIO
                   GOLDEN OAK(R) INTERNATIONAL EQUITY PORTFOLIO
                 GOLDEN OAK(R) INTERMEDIATE-TERM INCOME PORTFOLIO
                  GOLDEN OAK(R) MICHIGAN TAX FREE BOND PORTFOLIO
              GOLDEN OAK(R) PRIME OBLIGATION MONEY MARKET PORTFOLIO

                    Institutional Shares and Class A Shares

                                   Advised by
                          CB CAPITAL MANAGEMENT, INC.
                  (A WHOLLY-OWNED SUBSIDIARY OF CITIZENS BANK)

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.









Not FDIC Insured    May Lose Value    No Bank Guarantee


                             About This Prospectus

The Golden Oak(R) Family of Funds (the "Trust") is a mutual fund family that offers different classes of shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares and Class A Shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.

Institutional and Class A Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

      Institutional Shares
o     No sales charge
o     No 12b-1 fees
o     $1,000,000 minimum initial investment

      Class A Shares
o     Front-end sales charge
o     12b-1 fees
o     $1,000 minimum initial investment


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Portfolios. For more detailed information about each Portfolio, please see:

                                                            Page
   GOLDEN OAK(R)GROWTH PORTFOLIO.............................6
   GOLDEN OAK(R)VALUE PORTFOLIO..............................9
   GOLDEN OAK(R)SMALL CAP VALUE PORTFOLIO....................12
   GOLDEN OAK(R)INTERNATIONAL EQUITY PORTFOLIO...............15
   GOLDEN OAK(R)INTERMEDIATE-TERM INCOME PORTFOLIO...........19
   GOLDEN OAK(R)MICHIGAN TAX FREE BOND PORTFOLIO.............22
   GOLDEN OAK(R)PRIME OBLIGATION MONEY MARKET PORTFOLIO......26
   MORE INFORMATION ABOUT RISK..............................29
   MORE INFORMATION ABOUT PORTFOLIO INVESTMENTS.............33
   ADVISER AND SUB-ADVISERS ................................33
   PORTFOLIO MANAGERS.......................................35
   PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES......36
   HOW TO PURCHASE PORTFOLIO SHARES.........................37
   HOW TO SELL YOUR PORTFOLIO SHARES                        41
   HOW TO EXCHANGE YOUR PORTFOLIO SHARES              45
   DISTRIBUTION OF PORTFOLIO SHARES.........................46
   DIVIDENDS AND DISTRIBUTIONS .............................47
   TAXES....................................................47
   FINANCIAL HIGHLIGHTS.....................................48
   HOW TO OBTAIN MORE INFORMATION ABOUT THE
      GOLDEN OAK(R)FAMILY OF FUNDS...........................Back Cover



Risk/Return information common to the Portfolios

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. The investment managers invest Portfolio assets in a way that they believe will help each Portfolio achieve its goal. Still, investing in each Portfolio involves risk and there is no guarantee that a Portfolio will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Portfolio, just as you could with other investments. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

The value of your investment in a Portfolio (other than the Golden Oak(R) Prime Obligation Money Market Portfolio) is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Portfolio owns and the markets in which they trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio diversifies its holdings.

The Golden Oak(R) Prime Obligation Money Market Portfolio tries to maintain a constant price per share of $1.00, but there is no guarantee that the Portfolio will achieve this goal.


Portfolio History

Each of the Portfolios has been established as part of an Agreement and Plan of Reorganization ("Reorganization Plan"). The Reorganization Plan contemplates that each Portfolio will be the successor to a corresponding portfolio of the Golden Oak Family of Funds, which are portfolios of The Arbor Fund, a Massachusetts business trust (each a "Former Portfolio" and collectively, the "Former Portfolios"). The Reorganization Plan is subject to approval of shareholders of each Former Portfolio at meetings scheduled for August 21, 2002. Each Portfolio will not have investment operations and will not offer its Shares to the general public under this Prospectus unless and until the Reorganization Plan is approved by the shareholders of its corresponding Former Portfolio and the transactions contemplated by the Reorganization Plan take place ("Closing Date"). The Closing Date is scheduled to take place on August 23, 2002. The shareholder meeting date and Closing Date are subject to change. Assuming the Reorganization Plan is approved and is consummated, each Portfolio will be the successor to the corresponding Former Portfolio's performance and financial history, and the "Performance Information" sub-section for each Portfolio, which reflects the historical performance of the corresponding Former Portfolio for the periods presented prior to the Closing Date, will represent past performance for the successor Portfolios. Each successor Portfolio has investment objectives and policies that are identical or substantially similar to those of the corresponding Former Portfolio, although each Former Portfolio has different fee and expense arrangements. Each successor Portfolio will, at least initially be managed by the investment adviser (and sub-adviser, if applicable) which currently manages the corresponding Former Portfolio.



Golden Oak(R) Growth Portfolio

Portfolio Summary

Investment Goal                          Total return
Investment Focus                         Large capitalization U.S. common stocks
Share Price Volatility                   Medium
Principal Investment Strategy            Investing in common stocks of
                                         established U.S. companies that
                                         demonstrate positive sustainable
                                         earnings growth
Investor Profile                         Investors who seek total return and
                                         are willing to bear the risk of
                                         investing in equity securities

Investment Strategy

The Portfolio invests primarily in common stocks of established U.S. companies with large market capitalizations (in the upper 90% of the Russell 1000 Growth Index at time of purchase). The Adviser has engaged Nicholas-Applegate Capital Management as sub-adviser (Sub-Adviser) to manage the Portfolio on a day-to-day basis. In choosing investments for the Portfolio, the Sub-Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of computer-intensive systematic disciplines and traditional fundamental research to uncover signs of "change at the margin," i.e., positive business developments which are not yet fully reflected in a company's stock price. The Sub-Adviser searches for successful, improving companies that are managing change advantageously and poised to exceed expectations.

The Sub-Adviser may sell a stock if the reason for its original purchase changes (i.e., earnings deceleration, negative changes in expectations, decline fundamental quality) or a better stock is identified. Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Portfolio will notify shareholders in advance of any change in its investment policies that would enable the Portfolio to invest, under normal market conditions, less than 80% of the value of its net assets plus the amount of any borrowings for investment of purposes in equity securities.

Principal Risks of Investing

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The Portfolio is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

Performance Information

The following Bar Chart and Performance Table reflect historical performance data for the corresponding Former Portfolio prior to its contemplated reorganization into the Golden Oak(R) Growth Portfolio. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Former Portfolio. Of course, the Former Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Former Portfolio's Institutional Shares from year to year.*

1994            (2.20)%
1995            14.90%
1996            22.48%
1997            28.88%
1998            42.51%
1999            53.38%
2000           (19.60)%
2001           (28.14)%

    Best Quarter       Worst Quarter
       36.96%             (27.06)%
     (12/31/99)          (3/31/01)
* The performance information is shown for the calendar year. The Former Portfolio's performance from 1/1/02 to 6/30/02 was (16.84)%.

Average Annual Total Returns

This table compares the corresponding Former Portfolio's average annual total returns for the periods ended December 31, 2001 to those of the Russell 1000 Growth Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Institutional Shares. After-tax returns for other classes will vary.

Golden Oak(R)Growth Portfolio                        1 Year   5 Years     Since
                                                                       Inception
-------------------------------------------------------------------------------
Return Before Taxes
   Institutional Shares                            (28.14)%  10.23%    10.08%*
   Class A Shares                                  (32.46)%   8.63%     9.99%**
Return After Taxes on Distributions
   Institutional Shares                            (28.51)%   5.74%     6.82%*
Return After Taxes on Distributions and Sale of
   Shares
  Institutional Shares                             (16.79)%   7.62%     7.60%*
Russell 1000 Growth Index (reflects no deduction   (20.42)%   8.27%    12.04%***
   for fees, expenses, or taxes)

*Since February 1, 1993.
--------------------------------------------------------------------------------
**Since June 18, 1993.
***Since February 28, 1993.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by its potential returns.


SIMPLY SPEAKING...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of the 1000 largest U.S. companies with higher growth rates and price-to-book ratios.

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or Class A Shares.


Shareholder Fees (fees paid directly from your investment)
                                                        nstitutioClass
                                                       Ihares    A
Shareholder Fees                                       S         Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as    one       .75%
a percentage of offering price)                        N         5
Maximum Deferred Sales Charge (Load) (as a percentage   one       one
of original purchase price or redemption proceeds, as
applicable)                                            N         N
Maximum Sales Charge (Load) Imposed on Reinvested       one       one
Dividends (and other Distributions) (as a percentage
of offering price)                                     N         N
Redemption Fee (as a percentage of amount redeemed,     one       one
if applicable)                                         N         N
Exchange Fee                                           None      None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                         0.74%     0.74%
Distribution (12b-1) Fee                               None      0.25%
Shareholder Services Fee                               None      None
Other Expenses                                         0.35%     0.35%
Total Annual Fund Operating Expenses                   1.09%     1.34%
--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Porfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Portfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                          1         Years    5        10
Share Class Name          Year    3          Years    Years
Institutional Shares :    $111    $347       $601     $1,329

Class A Shares:           $704    $975       $1,267   $2,095

Golden Oak(R) Value Portfolio
--------------------------------------------------------------------------------

Portfolio Summary

Investment Goal                          Long-term capital appreciation
Investment Focus                         Medium to large capitalization U.S.
                                         common stocks
Share Price Volatility                   Medium
Principal Investment Strategy            Investing in common stocks which are
                                         undervalued relative to a company's
                                         earnings
Investor Profile                         Investors who seek long term capital
                                         appreciation and who are willing to
                                         bear the risks of investing in equity
                                         securities

Investment Strategy

The Portfolio invests primarily in common stocks of established U.S. companies with medium to large market capitalizations (in excess of $3 billion at time of purchase). The Adviser has engaged Systematic Financial Management, L.P. as sub-adviser (Sub-Adviser) to manage the Portfolio on a day-to-day basis. In choosing investments for the Portfolio, the Sub-Adviser invests in companies which it believes are undervalued relative to a company's historic and expected earnings. The Sub-Adviser makes investments in these companies based on its fundamental research an analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. The Sub-Adviser also looks for "catalysts" which could positively or negatively affect prices of current and potential Portfolio companies.

The Portfolio will notify shareholders in advance of any change in its investment policies that would enable the Portfolio to invest, under normal market conditions, less than 80% of the value of its net assets plus the amount of any borrowing for investment purposes in equity securities.

Principal Risks of Investing

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend on a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

The Portfolio is also subject to the risk that medium to large capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.

Performance Information

The following Bar Chart and Performance Table reflect historical performance data for the corresponding Former Portfolio prior to its contemplated reorganization into the Golden Oak(R) Value Portfolio. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Former Portfolio. Of course, the Former Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The periods prior to June 23, 1997, when the Former Portfolio began operating as a registered mutual fund, represent the performance of the Adviser's similarly managed predecessor common trust fund. The Sub-Adviser used substantially the same management strategies to manage the Former Portfolio as the Adviser used to manage the common trust fund. This past performance has been adjusted to reflect current expenses for the Institutional Shares of the Former Portfolio. The Adviser's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Former Portfolio.
If it had been, the common trust fund's performance might have been lower.


This bar chart shows changes in the performance of the Former Portfolio's Institutional Shares from year to year.*

1992            7.82%
1993            8.96%
1994           (3.27)%
1995           33.12%
1996           22.21%
1997           30.38%
1998            6.18%
1999           19.04%
2000            3.68%
2001          (11.62)%

    Best Quarter       Worst Quarter
       15.27%             (17.06)%
     (12/31/98)          (9/30/98)
* The performance information is shown for the calendar year. The Former Portfolio's performance from 1/1/02 to 6/30/02 was (6.09)%.

Average Annual Total Returns

This table compares the corresponding Former Portfolio's average annual total returns for the periods ended December 31, 2001 to those of the Russell 1000 Value Index.

The Former Portfolio's after-tax returns in this table only reflect the periods after the Former Portfolio began operating as a registered mutual fund. The returns shown do not reflect the performance of the predecessor common trust fund. It is not possible to reflect the tax impact on the common trust fund's performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Institutional Shares. After-tax returns for other classes will vary.

Golden Oak(R) Value Portfolio                              1 Year      Since
                                                                   Inception
------------------------------------------------------------------------------
Return Before Taxes
  Institutional Shares                                 (11.62)%     5.49%*
  Class A Shares                                       (16.97)%     3.81%*
Return After Taxes on Distributions
  Institutional Shares                                 (12.84)%     2.72%*
Return After Taxes on Distributions and Sale of Shares
  Institutional Shares                                  (6.85)%    3.67%**
Russell 1000 Value Index (reflects no deduction for    (12.45)%     8.45%
fees, expenses, or taxes)

*Since June 23, 1997.
--------------------------------------------------------------------------------
**Since June 30, 1997.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by its potential returns.


SIMPLY SPEAKING...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of the 1000 largest U.S. companies with lower growth rates and price-to-book ratios.

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or Class A Shares.


Shareholder Fees (fees paid directly from your investment)
                                                       InstitutionalClass
                                                       Shares    A
Shareholder Fees                                                Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   None      5.75%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage  None      None
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None      None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None      None
if applicable)
Exchange Fee                                           None      None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                         0.74%     0.74%
Distribution (12b-1) Fee                               None      0.25%
Shareholder Services Fee                               None      None
Other Expenses                                         0.33%     0.33%
Total Annual Fund Operating Expenses                   1.07%     1.32%
--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Porfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Porfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Porfolio's Institutional Shares and Class A Shares operating expenses are as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                          1         Years    5        10
Share Class Name          Year    3          Years    Years
Institutional Shares:     $109    $340       $590     $1,306

Class A Shares:           $702    $969       $1,257   $2,074

Golden Oak(R) Small Cap Value Portfolio
--------------------------------------------------------------------------------

Portfolio Summary

Investment Goal                          Long-term capital appreciation
Investment Focus                         Small capitalization U.S. common stocks
Share Price Volatility                   High
Principal Investment Strategy            Investing in common stocks of small
                                         companies which are undervalued
                                         relative to a company's cash flow
Investor Profile                         Investors who seek long term capital
                                         appreciation and who are willing to
                                         bear the risks of investing in small
                                         cap stocks

Investment Strategy

The Portfolio invests primarily in common stocks of U.S. companies with small capitalizations (less than $2 billion at time of purchase). The Adviser has engaged Systematic Financial Management, L.P. as sub-adviser (Sub-Adviser) to manage the Portfolio on a day-to-day basis. In choosing investments for the Portfolio, the Sub-Adviser invests in companies that are generating cash flow, have low levels of debt and which it believes are undervalued relative to a company's ability to generate cash flows. The Sub-Adviser makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. The Sub-Adviser also looks for "catalysts" which could positively or negatively affect prices of current and potential Portfolio companies.

The Portfolio will notify shareholders in advance of any change in its investment policies that would enable the Portfolio to invest, under normal market conditions less than 80% of the value of its net assets plus the amount of borrowings for investment purposes in small cap equity securities.

Principal Risks of Investing

Since it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The smaller capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Portfolio is also subject to the risk that small capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.

Performance Information

The following Bar Chart and Performance Table reflect historical performance data for the corresponding Former Portfolio prior to its contemplated reorganization into the Golden Oak(R) Small Cap Value Portfolio. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Former Portfolio. Of course, the Former Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Former Portfolio's Institutional Shares for one year.*

2000           22.82%
2001           20.69%

    Best Quarter       Worst Quarter
       18.15%             (10.94)%
     (12/31/01)          (9/30/01)
* The performance information is shown for the calendar year. The Former Portfolio's performance from 1/1/02 to 6/30/02 was 2.66%.


Average Annual Total Returns

This table compares the corresponding Former Portfolio's average annual total returns for the periods ended December 31, 2001 to those of the Russell 2000 Value Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Institutional Shares. After-tax returns for other classes will vary.

Golden Oak(R)Small Cap Value Portfolio                      1 Year       Since
                                                                      Inception
--------------------------------------------------------------------------------
Return Before Taxes
  Institutional Shares                                     20.69%      19.55%*
  Class A Shares                                           13.41%      16.24%*
After Taxes on Distributions
  Institutional Shares                                     16.25%      16.20%*
Return After Taxes on Distributions and Sale of Shares
  Institutional Shares                                     15.64%      14.82%*
Russell 2000 Value Index (reflects no deduction for        14.02%      16.94%**
fees, expenses, or taxes)

*Since September 1, 1999.
--------------------------------------------------------------------------------
**Since September 30, 1999.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by its potential returns.


SIMPLY SPEAKING...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Value Index measures the performance of the companies with lower price-to-book ratios and lower forecasted growth values comprising the Russell 2000 Index. The Russell 2000 Index is a widely used benchmark for small cap stock performance and measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies based on total market capitalization.

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or Class A Shares.


Shareholder Fees (fees paid directly from your investment)
                                                       InstitutionalClass
                                                       Shares    A
Shareholder Fees                                                 Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   None      5.75%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage  None      None
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None      None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None      None
if applicable)
Exchange Fee                                           None      None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                        0.99%     0.99%
Distribution (12b-1) Fee                               None      0.25%
Shareholder Services Fee                               None      None
Other Expenses                                         0.37%     0.37%
Total Annual Fund Operating Expenses                   1.36%     1.61%
------------------------------------------------------------------------
------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending January
31, 2003.
  Total Waiver of Fund Expenses                        0.01%      0.01%
  Total Actual Annual Fund Operating Expenses (after   1.35%      1.60%
  waiver)
2 The adviser expects to voluntarily waive a portion of the
management fee. The adviser can terminate this
anticipated voluntary waiver at any time. The
management fee the Fund expects to pay (after the
anticipated voluntary waiver) will be 0.98% for the
fiscal year ending January 31, 2003.
--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Portfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are before waiver as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                          1         Years    5        10
Share Class Name          Year    3          Years    Years
Institutional Shares :    $138    $431       $745     $1,635

Class A Shares:           $729    $1,054     $1,401   $2,376

Golden Oak(R) International Equity Portfolio
--------------------------------------------------------------------------------

Portfolio Summary

Investment Goal                          Long-term capital appreciation
Investment Focus                         Common stocks of companies located in
                                         countries included in the Morgan
                                         Stanley Capital International Europe,
                                         Australia and Far East Index (MSCI
                                         EAFE)
Share Price Volatility                   High
Principal Investment Strategy            Investing in a broad selection of
                                         companies operating in diverse markets
                                         outside of the United States
Investor Profile                         Investors who seek long-term capital
                                         appreciation and want to diversify
                                         their investments by investing
                                         overseas, and who are willing to bear
                                         the risks of international investing

Investment Strategy

The Portfolio invests primarily in common stocks of foreign companies. The Portfolio invests primarily in stocks of foreign issuers located in countries included in the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI-EAFE"), and may invest the remainder of its assets in stocks of foreign issuers in other countries (including emerging market countries). The Adviser has engaged BlackRock International, Ltd. as sub-adviser (Sub-Adviser) to manage the Portfolio on a day-to-day basis. The Sub-Adviser selects stocks based both upon their potential for growth and their relative value. In choosing investments for the Portfolio, the Sub-Adviser begins with a "top-down" analysis of general global economic conditions to determine how the Portfolio's investments will be allocated among these foreign regions. It then conducts a "bottom-up" fundamental analysis that evaluates key performers operating in industry sectors that the Sub-Adviser believes have the best potential for long-term growth. The Sub-Adviser focuses its analysis on individual companies' earnings growth potential and the quality of corporate management. The Sub-Adviser generally does not base stock selections on company size, but rather on a company's fundamental prospects for growth and the current valuation of the security. As a result, the Portfolio may own stocks of smaller capitalization companies. The Sub-Adviser monitors the securities held by the Portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in a company's growth prospects or a region's economic outlook, or better investment opportunities become available.

The Portfolio will notify shareholders in advance of any change in investment policies that would enable the Portfolio to invest, under normal market, less than 80% of the value of its net assets plus the amount of borrowings for investment purposes in equity securities of foreign companies.

Principal Risks of Investing

Since it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The foreign small to medium capitalization companies the Portfolio may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small to medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small to medium capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Portfolio's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Portfolio's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Portfolio is also subject to the risk that international stocks may underperform other segments of the equity market or the equity market as a whole.

Performance Information

The following Bar Chart and Performance Table reflect historical performance data for the corresponding Former Portfolio prior to its contemplated reorganization into the Golden Oak(R) International Equity Portfolio. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Former Portfolio. Of course, the Former Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in performance of the Former Portfolio's Institutional Shares for the last year.*

                        2001          (19.87)%

                     Best Quarter      Worst Quarter
                        7.05%            (13.21)%
                      (12/31/01)         (3/31/01)
* The performance information is shown for the calendar year. The Former Portfolio's performance from 1/1/02 to 6/30/02 was 1.74%.

Average Annual Total Returns

This table compares the corresponding Former Portfolio's average annual total returns for the periods ended December 31, 2001 to those of the MSCI EAFE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Institutional Class Shares. After-tax returns for other classes will vary.

Golden Oak(R)International Equity Portfolio             1 Year     Since
                                                                Inception
---------------------------------------------------------------------------
Return Before Taxes
  Institutional Shares                                (19.87)%   (21.67)%*
  Class A Shares                                      (24.70)%   (24.94)%*
Return After Taxes on Distributions
  Institutional Shares                                (19.87)%   (21.78)%*
Return After Taxes on Distributions and Sale of
Shares
  Institutional Shares                                (12.08)%   (17.14)%*
MSCI EAFE (reflects no deduction for fees, expenses,  (21.44)%   (19.64)%**
or taxes)

*Since July 10, 2000.
--------------------------------------------------------------------------------
**Since July 30, 2000.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by its potential returns.


SIMPLY SPEAKING...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is an unmanaged index that contains over 1000 stocks from 20 different countries in Europe, Australia and the Far East.

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or Class A Shares.


Shareholder Fees (fees paid directly from your investment)
                                                       InstitutionalClass
                                                       Shares    A
Shareholder Fees                                                 Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   None      5.75%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage  None      None
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None      None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None      None
if applicable)
Exchange Fee                                           None      None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                        0.90%     0.90%
Distribution (12b-1) Fee                               None      0.25%
Shareholder Services Fee                               None      None
Other Expenses                                         0.65%     0.65%
Total Annual Fund Operating Expenses                   1.55%     1.80%
------------------------------------------------------------------------
------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending January
31, 2003.
  Total Waiver of Fund Expenses                        0.19%      0.19%
  Total Actual Annual Fund Operating Expenses (after   1.36%      1.61%
  waiver)
2 The adviser expects to  voluntarily waive a portion of
the management fee. The adviser can terminate this
anticipated voluntary waiver at any time. The
management fee the Fund expects to pay (after the
anticipated voluntary waiver) will be 0.71% for the
fiscal year ending January 31, 2003.
--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Porfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are before waiver as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                          1         Years    5        10
Share Class Name          Year    3          Years    Years
Institutional Shares :    $158    $490       $845     $1,845

Class A Shares:           $747    $1,109     $1,494   $2,569


--------------------------------------------------------------------------------

golden oak(R) Intermediate-Term Income Portfolio

Portfolio Summary

Investment Goal                          Current income consistent with limited
                                         price volatility
Investment Focus                         Fixed income obligations of the U.S.
                                         Treasury, U.S. government agencies and
                                         U.S. corporations
Share Price Volatility                   Low
Principal Investment Strategy            Investing in a portfolio of U.S.
                                         government and corporate fixed income
                                         securities to attempt to maximize
                                         return while limiting risk
Investor Profile                         Conservative investors who want to
                                         receive income with limited risk of
                                         share price volatility

Investment Strategy

The Portfolio primarily invests in fixed income obligations issued by the U.S. Treasury and U.S. government agencies, including mortgage backed securities rated in one of the top two ratings categories, and in U.S. corporate debt rated in one of the top three ratings categories. Fixed income securities pay interest, dividends or distributions at a specified rate, which rate may be a fixed percentage of principal or adjusted periodically. In selecting investments for the Portfolio, the Adviser analyzes current market conditions and anticipated changes in bond prices to attempt to provide the highest level of income and capital appreciation, consistent with keeping a low level of share price fluctuation. The Adviser actively manages the maturity of the Portfolio and purchases securities which will, on average, mature in three to ten years. Under normal circumstances, the Adviser anticipates that the Portfolio's dollar-weighted average maturity will be approximately nine years; however, the Adviser may vary this average maturity substantially (within the three-to-ten year range) in anticipation of a change in the interest rate environment. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; in order to change the duration or sector weighting of the Portfolio; or, to realize an aberration in a security's market valuation.

The Portfolio will notify shareholders in advance of any change in investment policies that would enable the Portfolio to invest, under normal market condition, less than 80% of the value of its net assets plus the amount of borrowings for investment purposes in fixed income securities.

Principal Risks of Investing

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Portfolio's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

In addition, because the Portfolio invests a portion of its assets in corporate fixed income securities, the Portfolio is subject to credit risk, namely the possibility that an issuer will be unable to make timely payments of either principal or interest.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Portfolio is also subject to the risk that its investment strategy which focuses on U.S. government and U.S. corporate fixed income securities with intermediate maturities, may perform differently than other mutual funds which focus on fixed income securities with longer or shorter maturities or invest in other asset classes.

Performance Information

The following Bar Chart and Performance Table reflect historical performance data for the corresponding Former Portfolio prior to its contemplated reorganization into the Golden Oak(R) Intermediate-Term Income Portfolio. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Former Portfolio. Of course, the Former Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Former Portfolio's Institutional Shares from year to year.*

1994           (2.10)%
1995           13.64%
1996            2.80%
1997            7.20%
1998            9.17%
1999           (3.21)%
2000           10.74%
2001            7.99%

    Best Quarter       Worst Quarter
       5.60%              (1.92)%
     (9/30/98)           (6/30/99)
* The performance information is shown for the calendar year. The Former Portfolio's performance from 1/1/02 to 6/30/02 was 2.70%.

Average Annual Total Returns

This table compares the corresponding Former Portfolio's average annual total returns for the periods ended December 31, 2001 to those of the Lehman Brothers U.S. Government/Credit Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Institutional Shares. After-tax returns for other classes will vary.

Golden Oak(R)Intermediate-Term Income Portfolio                         Since
                                                 1 Year    5 Years   Inception
--------------------------------------------------------------------------------
Return Before Taxes
  Institutional Shares                            7.99%      6.26%      5.72%*
  Class A Shares                                  2.91%      5.03%      4.83%**
Return After Taxes on Distributions
  Institutional Shares                            5.63%      3.89%      3.44%*
Return After Taxes on Distributions and Sale
  of Shares
  Institutional Shares                            4.83%      3.82%      3.42%*
Lehman Brothers U.S.  Government/Credit Index
  (reflects no deduction for fees, expenses,
  or taxes)                                       8.98%      7.09%      6.48%***

*Since February 1, 1993.
--------------------------------------------------------------------------------
**Since June 18, 1993.
***Since February 28, 1993.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by its potential returns.


SIMPLY SPEAKING...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U. S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the index are rated investment grade (BBB) or higher, with maturities of 1 to 10 years.

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or Class A Shares.


Shareholder Fees (fees paid directly from your investment)
                                                       InstitutionalClass
                                                       Shares    A
Shareholder Fees                                                 Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   None      4.50%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage  None      None
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None      None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None      None
if applicable)
Exchange Fee                                           None      None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                        0.50%     0.50%
Distribution (12b-1) Fee                               None      0.25%
Shareholder Services Fee                               None      None
Other Expenses                                         0.31%     0.31%
Total Annual Fund Operating Expenses                   0.81%     1.06%
------------------------------------------------------------------------
------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending January
31, 2003.
  Total Waiver of Fund Expenses                        0.16%      0.16%
  Total Actual Annual Fund Operating Expenses (after   0.65%      0.90%
  waiver)
2 The adviser expects to voluntarily waive a portion of
the management fee. The adviser can terminate this
anticipated voluntary waiver at any time. The
management fee the Fund expects to pay (after the
anticipated voluntary waiver) will be 0.34% for the
fiscal year ending January 31, 2003.
--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Portfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are before waiver as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                          1         Years    5        10
Share Class Name          Year    3          Years    Years
Institutional Shares :    $83     $259       $450     $1,002

Class A Shares:           $553    $772       $1,008   $1,686


--------------------------------------------------------------------------------

Golden Oak(R) Michigan Tax Free Bond Portfolio

Portfolio Summary

Investment Goal                          Current income exempt from both
                                         federal and Michigan state income
                                         taxes, consistent with preservation of
                                         capital
Investment Focus                         Tax-free Michigan municipal securities
Share Price Volatility                   Medium
Principal Investment Strategy            Invests in municipal obligations which
                                         pay interest that is exempt from both
                                         federal and Michigan state income tax
Investor Profile                         Conservative taxable investors who
                                         want to receive current income exempt
                                         from federal and Michigan state income
                                         tax and are willing to bear the
                                         moderate risk of investing in a
                                         portfolio of intermediate-term
                                         securities affected by changes in
                                         economic conditions and governmental
                                         policies within Michigan

Investment Strategy

The Portfolio invests substantially all of its assets (at least 80%) in municipal securities that generate income exempt from federal and Michigan state income taxes. These securities include securities of municipal issuers located in Michigan, the District of Columbia, Puerto Rico and other U.S.
territories and possessions.   The Portfolio will invest at least 80% of its
assets in securities that are not subject to federal taxes, including the alternative minimum tax, but it can purchase a limited amount of taxable securities. The Portfolio's Adviser will purchase investment grade municipal securities and attempt to maintain an average weighted portfolio maturity of three to ten years. The maximum maturity for any individual security is thirty years. In selecting the securities for the Portfolio, the Adviser will consider each security's yield and total return potential relative to other available municipal securities. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; in order to change the duration or sector weighting of the Portfolio; or, to realize an aberration in a security's market valuation.

As a fundamental investment policy, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from Federal and Michigan state income taxes.

Principal Risks of Investing

The prices the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.

The Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Portfolio may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Portfolio's concentration of investments in securities of issuers located in Michigan subjects the Portfolio to economic conditions and government
policies within that state.   As a result, the Portfolio will be more
susceptible to factors that adversely affect issuers of Michigan obligations than a mutual fund that does not have as great a concentration in Michigan municipal obligations. In this regard, investors should be aware that the economy of Michigan has, in the past, proven to be cyclical, due primarily to the fact that the leading sector of the State's economy is the manufacturing of durable goods, and that the economy could especially be adversely affected by changes in the auto industry.

The Portfolio is also subject to the risk that Michigan municipal debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance Information

The following Bar Chart and Performance Table reflect historical performance data for the corresponding Former Portfolio prior to its contemplated reorganization into the Golden Oak(R) Michigan Tax Free Bond Portfolio. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Former Portfolio. Of course, the Former Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

The periods prior to June 23, 1997, when the Former Portfolio began operating as a registered mutual fund, represent the performance of the Adviser's similarly managed predecessor common trust fund. This past performance has been adjusted to reflect current expenses for the Institutional Shares of the Former Portfolio. The Adviser's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Former Portfolio. If it had been, the common trust fund's performance might have been lower.


This bar chart shows changes in the performance of the Former Portfolio's Institutional Shares from year to year.*

1992          6.58%
1993          9.71%
1994         (3.06)%
1995         12.09%
1996          3.24%
1997          6.20%
1998          5.10%
1999         (0.43)%
2000          7.77%
2001          5.12%

    Best Quarter       Worst Quarter
       4.56%              (3.82)%
     (3/31/95)           (3/31/94)
* The performance information is shown for the calendar year. The Former Portfolio's performance from 1/1/02 to 6/30/02 was 4.07%.

Average Annual Total Returns

This table compares the corresponding Former Portfolio's average annual total returns for the periods ended December 31, 2001 to those of the Merrill Lynch 1-12 Year Municipal Bond Index.

The Former Portfolio's returns in this table only reflect the periods after the Former Portfolio began operating as a registered mutual fund. The returns shown do not reflect the performance of the Adviser's predecessor common trust fund. It is not possible to reflect the tax impact on the common trust fund's performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Institutional Shares. After-tax returns for other classes will vary.

Golden Oak(R)Michigan Tax Free Bond Portfolio               1 Year      Since
                                                                     Inception
--------------------------------------------------------------------------------
Return Before Taxes
  Institutional Shares                                     5.12%      4.83%*
  Class A Shares                                           0.27%      3.59%*
Return After Taxes on Distributions
  Institutional Shares                                     5.02%      4.79%*
Return After Taxes on Distributions and Sale of Shares
  Institutional Shares                                     4.96%      4.75%*
Merrill Lynch 1-12 Year Municipal Bond Index (reflects     5.15%      5.69%**
  no deduction for fees, expenses, or taxes)

*Since June 23, 1997.
--------------------------------------------------------------------------------
**Since June 30, 1997.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by its potential returns.


SIMPLY SPEAKING...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-12 Year Municipal Bond Index is a widely recognized broad-based measure of the performance of the U.S. tax exempt bond market for securities with maturities of one to twelve years.

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or Class A Shares.


Shareholder Fees (fees paid directly from your investment)
                                                       InstitutionalClass
                                                       Shares    A
Shareholder Fees                                                Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   None      4.50%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage  None      None
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None      None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None      None
if applicable)
Exchange Fee                                           None      None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                        0.50%     0.50%
Distribution (12b-1) Fee                               None      0.25%
Shareholder Services Fee                               None      None
Other Expenses                                         0.33%     0.33%
Total Annual Fund Operating Expenses                   0.83%     1.08%
------------------------------------------------------------------------
------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending January
31, 2003.
  Total Waiver of Fund Expenses                        0.19%      0.19%
  Total Actual Annual Fund Operating Expenses (after   0.64%      0.89%
  waiver)
2 The adviser expects to voluntarily waive a portion of the
management fee. The adviser can terminate this
anticipated voluntary waiver at any time. The
management fee the Fund expects to pay (after the
anticipated voluntary waiver) will be 0.31% for the
fiscal year ending January 31, 2003.
--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Portfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are before waiver as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                          1         Years    5        10
Share Class Name          Year    3          Years    Years
Institutional Shares :    $85     $265       $460     $1,025

Class A Shares:           $555    $778       $1,019   $1,708


--------------------------------------------------------------------------------

golden oak(R) Prime Obligation Money Market Portfolio

Portfolio Summary

Investment Goal                          Preserve principal value and maintain
                                         a high degree of liquidity while
                                         providing current income
Investment Focus                         Money market instruments
Share Price Volatility                   Very low
Principal Investment Strategy            Investing in a broad range of
                                         short-term high quality U.S.
                                         dollar-denominated debt securities
Investor Profile                         Conservative investors who want to
                                         receive current income through a
                                         liquid investment

Investment Strategy

The Portfolio invests in a broad range of short-term U.S. dollar-denominated securities that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations, or unrated securities that Wellington Management Company, LLP (Sub-Adviser) determines are of comparable quality. The Portfolio invests in short-term securities, including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Portfolio may also enter into fully-collateralized repurchase agreements.

The Adviser has engaged the Sub-Adviser to manage the Portfolio on a day-to-day basis. Using top-down strategy setting and bottom-up securities selection, the Sub-Adviser seeks securities with an acceptable maturity that are marketable and liquid that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Portfolio as a whole. The Portfolio follows strict SEC rules about credit quality, maturity and diversification of its investments.

Principal Risks of Investing

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although the Portfolio seeks to keep a constant price per share of $1.00, you may lose money by investing in the Portfolio.

Although the Portfolio's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

In addition, because the Portfolio invests a portion of its assets in corporate fixed income securities, the Portfolio is subject to credit risk, namely the possibility that an issuer will be unable to make timely payments of either principal or interest.


Performance Information

The following Bar Chart and Performance Table reflect historical performance data for the corresponding Former Portfolio prior to its contemplated reorganization into the Golden Oak(R) Prime Obligation Money Market Portfolio. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Former Portfolio. Of course, the Former Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.


This bar chart shows changes in the performance of the Former Portfolio's Institutional Shares from year to year.*


1994           3.97%
1995           5.77%
1996           5.23%
1997           5.38%
1998           5.34%
1999           4.98%
2000           6.21%
2001           3.86%

    Best Quarter       Worst Quarter
       1.59%               0.51%
     (9/30/00)           (12/31/01)
* The performance information is shown for the calendar year. The Former Portfolio's performance from 1/1/02 to 6/30/02 was 0.73%.

Average Annual Total Return

This table shows the corresponding Former Portfolio's average annual total returns for the periods ended December 31, 2001.

Golden Oak(R)Prime Obligation Money Market   1 Year   5 Years     Since
Portfolio                                                      Inception
--------------------------------------------------------------------------
Institutional Shares                         3.86%     5.15%     4.86%*
Class A Shares                               3.60%     4.89%     4.84%**
*     Since 2/1/93
--------------------------------------------------------------------------------
**   Since 1/20/94
The 7-Day Net Yield as of June 30, 2002 was 1.50%. After the Closing Date, you may call the Portfolio at 1-800-545-6331 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by its potential returns.


Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio's Institutional Shares or Class A Shares.


Shareholder Fees (fees paid directly from your investment)
                                                       InstitutionalClass
                                                       Shares    A
Shareholder Fees                                                 Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   None      None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage  None      None
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None      None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None      None
if applicable)
Exchange Fee                                           None      None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                        0.30%     0.30%
Distribution (12b-1) Fee                               None      0.25%
Shareholder Services Fee                               None      None
Other Expenses                                         0.31%     0.31%
Total Annual Fund Operating Expenses                   0.61%     0.86%
------------------------------------------------------------------------
------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending January
31, 2003.
  Total Waiver of Fund Expenses                        0.21%      0.21%
  Total Actual Annual Fund Operating Expenses (after   0.40%      0.65%
  waiver)
2 The adviser expects to voluntarily waive a portion of
the management fee. The adviser can terminate this
anticipated voluntary waiver at any time. The
management fee the Fund expects to pay (after the
anticipated voluntary waiver) will be 0.09% for the
fiscal year ending January 31, 2003.
--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Portfolio's Institutional Shares and Class A Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Portfolio's Institutional Shares and Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Institutional Shares and Class A Shares operating expenses are before waiver as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                          1         Years    5        10
Share Class Name          Year    3          Years    Years
Institutional Shares :    $62     $195       $340     $762

Class A Shares:           $88     $274       $477     $1,061

More Information About Risk
--------------------------------------------------------------------------------


Equity Risk - Equity securities include        Golden Oak(R) Growth Portfolio
public and privately issued equity             Golden Oak(R) Value Portfolio
securities, common and preferred stocks,       Golden Oak(R) Small Cap Value Portfolio
warrants, rights to subscribe to common stock  Golden Oak(R) International Equity
and convertible securities, as well as         Portfolio
instruments that attempt to track the price
movement of equity indices.  Investments in
equity securities and equity derivatives in
general are subject to market risks that may
cause their prices to fluctuate over time.
The value of securities convertible into
equity securities, such as warrants or
convertible debt, is also affected by
prevailing interest rates, the credit quality
of the issuer and any call provision.
Fluctuations in the value of equity
securities in which a mutual fund invests
will cause a Portfolio's net asset value to
fluctuate.  An investment in a portfolio of
equity securities may be more suitable for
long-term investors who can bear the risk of
these share price fluctuations.

Risks Related to Investing for Growth - Due    Golden Oak(R) Growth Portfolio
to their relatively high valuations, growth
stocks are typically more volatile than value
stocks.  For instance, the price of a growth
stock may experience a larger decline on a
forecast of lower earnings, a negative
fundamental development, or an adverse market
development.  Further, growth stocks may not
pay dividends or may pay lower dividends than
value stocks.  This means they depend more on
price changes for returns and may be more
adversely affected in a down market compared
to value stocks that pay higher dividends.


Risks Related to Investing for Value - Due to Golden Oak(R) Value Portfolio their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks.
This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size - Generally,
the smaller the market capitalization of a     Golden Oak(R) Value Portfolio
company, the fewer the number of shares        Golden Oak(R) Small Cap Value Portfolio
traded daily, the less liquid its stock and    Golden Oak(R) International Equity
the more volatile its price. Market            Portfolio
capitalization is determined by multiplying
the number of its outstanding shares by the
current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Fixed Income Risk - The market value of fixed
income investments change in response to       Golden Oak(R)Intermediate-Term Income
interest rate changes and other factors.       Portfolio
                                               Golden Oak(R) Michigan Tax Free Bond
                                               Portfolio
                                               Golden Oak(R) Prime Obligation Money
                                               Market Portfolio

      Interest Rate Risk - During periods of
      falling interest rates, the values of
      outstanding fixed income securities
      generally rise.  Moreover, while
      securities with longer maturities tend
      to produce higher yields, the prices of
      longer maturity securities are also
      subject to greater market fluctuations
      as a result of changes in interest
      rates.  In addition to these
      fundamental risks, different types of
      fixed income securities may be subject
      to the following additional risks:

      Call Risk - During periods of falling
      interest rates, certain debt
      obligations with high interest rates
      may be prepaid (or "called") by the
      issuer prior to maturity.  This may
      cause a Portfolio's average weighted
      maturity to fluctuate, and may require
      a Portfolio to invest the resulting
      proceeds at lower interest rates.

      Credit Risk - The possibility that an
      issuer will be unable to make timely
      payments of either principal or
      interest.

      Event Risk - Securities may suffer
      declines in credit quality and market
      value due to issuer restructurings or
      other factors.  This risk should be
      reduced because of a Portfolio's
      multiple holdings.

Municipal Issuer Risk - There may be economic  Golden Oak(R) Michigan Tax Free Bond
or political changes that impact the ability   Portfolio
of municipal issuers to repay principal and
to make interest payments on municipal
securities.  Changes to the financial
condition or credit rating of municipal
issuers may also adversely affect the value
of the Portfolio's municipal securities.
Constitutional or legislative limits on
borrowing by municipal issuers may result in
reduced supplies of municipal securities.
Moreover, certain municipal securities are
backed only by a municipal issuer's ability
to levy and collect taxes.  In addition, the
Portfolio's concentration of investments in
issuers located in Michigan makes the
Portfolio more susceptible to adverse
political or economic developments affecting
that state.  In this regard, investors should
be aware that the economy of Michigan has, in
the past, proven to be cyclical, due
primarily to the fact that the leading sector
of the State's economy is the manufacturing
of durable goods, and that the economy could
especially be adversely affected by changes
in the auto industry.  The Portfolio also may
be riskier than mutual funds that buy
securities of issuers in numerous states.

Foreign Security Risks-- Investments in        Golden Oak(R)International Equity
securities of foreign companies or             Portfolio
governments can be more volatile than
investments in U.S. companies or
governments.  Diplomatic, political, or
economic developments, including
nationalization or appropriation, could
affect investments in foreign countries.
Foreign securities markets generally have
less trading volume and less liquidity than
U.S. markets.  In addition, the value of
securities denominated in foreign currencies,
and of dividends from such securities, can
change significantly when foreign currencies
strengthen or weaken relative to the U.S.
dollar.  Foreign companies or governments
generally are not subject to uniform
accounting, auditing, and financial reporting
standards comparable to those applicable to
domestic U.S. companies or governments.
Transaction costs are generally higher than
those in the U.S. and expenses for custodial
arrangements of foreign securities may be
somewhat greater than typical expenses for
custodial arrangements of similar U.S.
securities.  Some foreign governments levy
withholding taxes against dividend and
interest income.  Although in some countries
a portion of these taxes are recoverable, the
non-recovered portion will reduce the income
received from the securities comprising the
portfolio.

In addition to these risks, certain foreign securities may be subject to the following additional risks factors:

Currency Risk -- Investments in foreign        Golden Oak(R) International Equity
securities denominated in foreign currencies  Portfolio
involve additional risks, including:

o     The value of a Portfolio's assets
   measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.
o     A Portfolio may incur substantial
   costs in connection with conversions
   between various currencies.
o     A Portfolio may be unable to hedge
   against possible variations in foreign
   exchange rates or to hedge a specific
   security transaction or portfolio
   position.
o     Only a limited market currently exists
   for hedging transactions relating to
   currencies in certain emerging markets.


More Information About Portfolio Investments

This prospectus describes the Portfolios' primary strategies, and the Portfolios will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with a Portfolio's objectives (unless it is a money market fund). A Portfolio will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, we cannot guarantee that any Portfolio will achieve its investment goal.

Adviser and Sub-Advisers

The Adviser makes investment decisions for each of the Portfolios, other than the Portfolios which utilize a Sub-Adviser, and continuously reviews, supervises and administers the Portfolios' respective investment programs. The Adviser oversees the Sub-Advisers to ensure compliance with the sub-advised Portfolios' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees of the Trust supervises the Adviser and Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

CB Capital Management, Inc. serves as the Adviser to the Portfolios. CB Capital Management, Inc. is a wholly owned subsidiary of Citizens Bank, which has managed bank common funds, pension plan assets and personal trust assets since 1927. The principal business address of the Adviser is 328 S. Saginaw Street, Flint, MI 48502. As of January 1, 2002, Citizens Bank had approximately $3.1 billion in assets under management. For its advisory services, the Adviser is entitled to receive the following fees from each Portfolio as a percentage of its average daily net assets:


-------------------------------------------------------------------------
   Golden Oak(R)Growth Portfolio               0.34%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
   Golden Oak(R)Value Portfolio                0.29% on first $50
                                              million;
                                              0.39% on next $50
                                              million; and
                                              0.34% on assets over $100
                                              million.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
   Golden Oak(R)Small Cap Value Portfolio      0.34%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
   Golden Oak(R)International Equity           0.30%
   Portfolio
-------------------------------------------------------------------------
-------------------------------------------------------------------------
   Golden Oak(R)Intermediate-Term Income       0.50%
   Portfolio
-------------------------------------------------------------------------
-------------------------------------------------------------------------
   Golden Oak(R)Michigan Tax Free Bond         0.50%
   Portfolio
-------------------------------------------------------------------------
-------------------------------------------------------------------------
   Golden Oak(R)Prime Obligation Money Market  0.225% on first $500
   Portfolio                                  million; and
                                              0.28% on assets over $500
                                              million.
-------------------------------------------------------------------------

     Nicholas-Applegate Capital Management (Nicholas-Applegate), a wholly-owned subsidiary of Allianz of America, manages the Golden Oak(R) Growth Portfolio on a day-to-day basis. Nicholas-Applegate selects, buys and sells securities for the Portfolios under the supervision of the Adviser and the Trust's Board of Trustees. The principal business address of Nicholas-Applegate is 600 West Broadway, San Diego, CA 92101. For its sub-advisory services, Nicholas-Applegate is entitled to receive a fee from Golden Oak(R) Growth Portfolio at the annual rate of 0.40% of its average daily net assets. Systematic Financial Management, L.P. (Systematic) manages the Golden Oak(R) Value Portfolio and Golden Oak(R) Small Cap Value Portfolio on a day-to-day basis. Systematic selects, buys and sells securities for the Portfolios under the supervision of the Adviser and the Trust's Board of Trustees. The principal business address of Systematic is 300 Frank W. Burr Blvd., Glenpointe East, 7th Floor, Teaneck, NJ 07666. Systematic had $4.7 billion of assets under management as of March 31, 2002. For its sub-advisory services, Systematic is entitled to receive the following fees from each Portfolio as a percentage of its average daily net assets:


--------------------------------------------------------------------
   Golden Oak(R) Value Portfolio     0.45% on the first $50 million;
                                   0.35% on the next $50 million;
                                   and
                                   0.40% on assets over $100
                                   million.
--------------------------------------------------------------------
--------------------------------------------------------------------
   Golden Oak(R)Small Cap Value     0.65%
     Portfolio
--------------------------------------------------------------------

BlackRock International, Ltd. (BIL), 40 Torphichen Street, Edinburgh, Scotland, manages the Golden Oak(R) International Equity Portfolio on a day-to-day basis. BIL selects, buys and sells securities for the Portfolio under the supervision of the Adviser and the Trust's Board of Trustees. BIL is a wholly owned subsidiary of BlackRock Inc. (BlackRock), one of the largest publicly traded investment management firms in the United States with $238 billion of assets under management as of March 31, 2002. BlackRock is a majority owned subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States. For its sub-advisory services, BIL is entitled to receive the following fee from the Portfolio as a percentage of its average daily net assets:

   Golden Oak(R)International Equity         0.60% on the first $35
   Portfolio                                million;
                                            0.50% on assets from $35
                                                  million to $100
                                                  million; and
                                            0.40% on assets over $100
                                            million.

     Wellington Management Company, LLP (Wellington Management) manages the Golden Oak(R) Prime Obligation Money Market Portfolio on a day-to-day basis. Wellington Management selects, buys and sells securities for the Portfolio under the supervision of the Adviser and the Trust's Board of Trustees. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928. The principal business address for Wellington Management is 75 State Street, Boston, MA 02109. For its sub-advisory services, Wellington Management is entitled to receive the following fee from the Portfolio as a percentage of its average daily net assets:

   Golden Oak(R)Prime Obligation Money Market  0.075% on the first $500
   Portfolio                                  million; and
                                              0.02% on assets over $500
                                              million.

Portfolio Managers

James A. Nawrocki serves as Vice President and Trust Officer of CB Wealth Management, NA. He has managed the Golden Oak(R) Intermediate-Term Income Portfolio and its corresponding Former Portfolio since October 1999. In addition, Mr. Nawrocki is part of the Golden Oak(R) Michigan Tax Free Bond Portfolio management team. From June 1998 to October 1999, Mr. Nawrocki served as a financial consultant at First of Michigan Corporation. For the eight years prior to June 1998, he managed fixed income portfolios for The Dow Chemical Company including defined benefit and defined contribution pension plan portfolios as well as P&C insurance company assets. Richard C. Cross serves as Vice President and Trust Officer of CB Wealth Management, NA. He has managed the Golden Oak(R) Michigan Tax Free Bond Portfolio and its corresponding Former Portfolio since October 1997. In addition, Mr. Cross is part of the Golden Oak(R) Intermediate-Term Income Portfolio management team. For the two years prior to 1997, he was a financial consultant to Chemical Financial Corporation. Mr. Nawrocki also had 12 years of experience managing fixed income portfolios for The Dow Chemical Company including defined benefit and defined contribution pension plan portfolios as well as domestic and off-shore P&C insurance company assets.

Mark Stuckelman is co-manager of the Golden Oak(R) Growth Portfolio and its corresponding Former Portfolio since 1995 and he is a co-team leader of Nicholas-Applegate's systematic domestic equity group and leads the firm's value investment strategies. He has 12 years of investment experience. Prior to joining Nicholas-Applegate in 1995, Mark was a senior quantitative analyst with Wells Fargo Bank's Investment Management Group. Previously, he was responsible for the management of risk-controlled equity portfolios at Fidelity Management Trust Co. In addition, he was senior consultant with BARRA. Mark earned his M.B.A. in finance from the University of Pennsylvania/Wharton School and his B.A. in computer science with honors at the University of California, Berkeley.

David Pavan is co-manager of the Golden Oak(R) Growth Portfolio and its corresponding Former Portfolio since 1999. He is primarily responsible for portfolio management and research for Nicholas-Applegate's Large Cap U.S. Systematic Growth portfolio. He has 9 years of investment experience. Prior to joining Nicholas-Applegate in 1999, he was a vice president and quantitative equity analyst with Putnam Investments and a partner and portfolio manager with Genus Capital Management, Inc. from 1998 to 1999. David completed his studies in 1997 and earned his M.S. in computational finance from Carnegie Mellon University, his M.B.A. in finance from Queen's University and his B.Math from the University of Waterloo.

Gyanendra Kumar Joshi serves as Chief Investment Officer and Senior Managing Director of Systematic. He co-manages the Golden Oak(R) Value Portfolio, Golden Oak(R) Small Cap Value Portfolio and their corresponding Former Portfolios since June 1997. He has more than 29 years of investment experience. Prior to joining Systematic, Mr. Joshi served as Managing Director of Mitchell Hutchins Institutional Investors.

Kevin McCreesh, CFA serves as Managing Director and Senior Portfolio Manager of Systematic. Mr. McCreesh co-manages the Golden Oak(R)Value Portfolio and its
corresponding Former Portfolio since inception with Mr. Joshi.   He has been
part of the investment team with Mr. Joshi since 1990 at Systematic and prior thereto at Mitchell Hutchins Institutional Investors.

Kenneth W. Burgess, CFA serves as Managing Director and Portfolio Manager of Systematic. He specializes in cash flow analysis and devotes his efforts solely to the portfolio management and analysis of small cap equities. Mr. Burgess co-manages the Golden Oak(R)Small Cap Value Portfolio and its corresponding Former Portfolio since inception with Mr. Joshi. He has been a portfolio manager at Systematic since 1993.

The Golden Oak(R) International Equity Portfolio and its corresponding Former Portfolio is managed by a team of investment professionals at BIL, led by Will Low and Ken Anderson. Mr. Low is a Director and serves as the co-head of the international equity team. Mr. Low is also a member of the Emerging Markets and Pacific Basin teams responsible for Asian equity research and portfolio management. Prior to joining BIL in 1996, Mr. Low was an investment manager for Pacific Basin equities, including both emerging and developed markets for Dunedin Managers Ltd.

Mr. Anderson is a Director and serves as the co-head of the international equity team. Mr. Anderson is also a member of the European equity team responsible for European equity research and portfolio management. Prior to joining BIL in 2000, Mr. Anderson was an investment director and the deputy head of the Scottish Widows Investment Management European equity team from 1988 to 2000. Mr. Anderson began his career as an equity analyst for Wood Mackenzie in 1987.

Timothy E. Smith serves as the portfolio manager for the Golden Oak(R) Prime Obligation Money Market Portfolio and its corresponding Former Portfolio since inception. He is a Vice President of Wellington Management Company, LLP. Mr. Smith is a fixed income portfolio manager specializing in the management of money market, enhanced cash and short-term fixed income portfolios. He manages accounts for the firm's mutual fund and institutional clients and is Chairman of Wellington Management's Money Market Strategy Group and a member of the Short Duration Strategy Group. He joined Wellington Management in 1992 as part of the Firm's money market portfolio management group. Prior to joining Wellington Management, Mr. Smith spent 7 years with Fidelity Investments. Mr. Smith received both a BS (1985) and an MBA (1992) from Babson College.


Purchasing, Selling and Exchanging Portfolio Shares

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Shares and Class A Shares of the Portfolios.

The classes have different expenses and other characteristics.

      Institutional Shares
o     No sales charge
o     No 12b-1 fees
o     $1,000,000 minimum initial investment

      Class A Shares
o     Front-end sales charge
o     12b-1 fees
o     $1,000 minimum initial investment

For some investors the minimum initial investment may be lower.

Institutional Shares are for financial institutions investing for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions call 1-800-545-6331.

Class A Shares are for individual and institutional investors.

How to Purchase Portfolio Shares

You may purchase shares directly by:
o     Mail (Class A only)
o     Telephone
o     Wire
o     Direct Deposit, or
o     Automated Clearing House (ACH).

To purchase shares directly from us, please call 1-800-545-6331. Unless you arrange to pay by wire or through direct deposit or ACH, write your check, payable in U.S. dollars, to "Golden Oak(R) Family of Funds" and include the name of the appropriate Portfolio(s) on the check. You cannot purchase
Institutional Shares by check. A Portfolio cannot accept third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Portfolio shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Portfolio. You will also generally have to address your correspondence or questions regarding a Portfolio to your institution.

General Information

You may purchase shares on any day that the New York Stock Exchange and, for the Golden Oak(R) Prime Obligation Money Market Portfolio, the Federal Reserve are open for business (a Business Day). You cannot purchase Shares by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

A Portfolio reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Portfolio or its shareholders and could adversely affect the Portfolio or its operations. This includes those from any individual or group who, in the Portfolios' view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Portfolio within a calendar year).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Portfolio receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge.

Each Portfolio calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Portfolio must receive your purchase order in proper form before 4:00 p.m., Eastern time. A Portfolio will not accept orders that request a particular day or price for the transaction or any other special conditions.

     The Golden Oak(R) Prime Obligation Money Market Portfolio also calculates its NAV once each Business Day at 12:00 noon, Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Portfolio generally must receive your order before 12:00 noon, Eastern time and federal funds (readily available funds) before 12:00 noon, Eastern time.

     The Golden Oak(R) International Equity Portfolio holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the market value of the Portfolio's investments may change on days when you cannot purchase or sell Portfolio shares.

How We Calculate NAV

NAV for one Portfolio share is the value of that share's portion of the net assets of the Portfolio.

In calculating NAV, a Portfolio generally values its investment portfolio at market price (except the Golden Oak(R) Prime Obligation Money Market Portfolio). If market prices are unavailable or a Portfolio thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Trust's Board of Trustees.

     In calculating NAV for the Golden Oak(R) Prime Obligation Money Market Portfolio, we generally value the Portfolio's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Portfolio may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Minimum Purchases

To purchase shares for the first time, you must invest in any Portfolio at least:

---------------------------------------------------------------------------
Class                                            Dollar Amount
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Institutional Shares                               $1,000,000
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Class A Shares                          $1,000 ($500 minimum for an IRA)
---------------------------------------------------------------------------

Your subsequent investments in Class A Shares of any Portfolio must be made in amounts of at least $50. There is no minimum for subsequent investments in Institutional Shares.

A Portfolio may accept investments of smaller amounts for any class of shares at its discretion.


Systematic Investment Plan (Class A only)

If you have a checking or savings account, you may purchase Class A Shares automatically through regular deductions from your account. Once your account has been opened, you may begin regularly scheduled investments of at least $50 a month. Purchases of Class A Shares made through the Systematic Investment Plan are subject to the applicable sales charge.

Sales Charges

Front-End Sales Charges - Class A Shares

The offering price of Class A Shares is the NAV next calculated after a Portfolio receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:



                                                        Your Sales    Your Sales
                            -------------------------- Charge as a    Charge as a
                                                      Percentage of  Percentage of
                              If Your Investment is:  Offering Price   Your Net
                                                                      Investment
----------------------------
-----------------------------------------------------------------------------------
Golden Oak(R)Growth          Less than $50,000              5.75%          6.10%
Portfolio                   $50,000 but less than          4.50%          4.71%
Golden Oak(R)Value Portfolio $100,000                       3.50%          3.63%
Golden Oak(R)Small Cap       $100,000 but less than         2.60%          2.67%
  Value Portfolio           $250,000                       2.00%          2.04%
Golden Oak(R)International   $250,000 but less than         0.00%          0.00%
  Equity Portfolio          $500,000
                            $500,000 but less than
                            $1,000,000
                            $1,000,000 and over
----------------------------
-----------------------------------------------------------------------------------
Golden Oak                  Less than $100,000             4.50%          4.71%
  (R)Intermediate-Term        $100,000 but less than         3.50%          3.63%
  Income Portfolio          $250,000                       2.60%          2.67%
Golden Oak(R)Michigan Tax    $250,000 but less than         2.00%          2.04%
  Free Bond Portfolio       $500,000                       0.00%          0.00%
                            $500,000 but less than
                            $1,000,000
                            $1,000,000 and over


There is no sales charge imposed on shares of the Golden Oak(R) Prime Obligation Money Market Portfolio.

Waiver of Front-End Sales Charge - Class A Shares

No sales charge is imposed on shares of a Portfolio:
o issued in plans of reorganization, such as mergers involving the Portfolios;
o sold to dealers or brokers that have a sales agreement with the Distributor, for their own account or for retirement plans for their employees or sold to employees (and their spouses) of dealers or brokers that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of such employees' minor children);
o purchased in aggregate amounts of $1 million or more by tax exempt organizations enumerated in Section 501(c) of the Code or employee benefit plans created under Sections 401 or 457 of the Code;
o sold to Trustees and officers of Golden Oak(R)Family of Funds and employees of the Adviser and its affiliates;
o sold to agency, custody and fiduciary accounts of the Adviser and its affiliates; or
o purchased in connection with any asset allocation plan established by the Adviser.

Reduced Sales Charges - Class A Shares

Rights of Accumulation. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares of any Portfolio (other than the Prime Obligation Money Market Portfolio) you already own to the amount that you are currently purchasing. The Portfolio will combine the value of your current purchases with the current value of any such Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Portfolio will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Portfolio with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Portfolio may amend or terminate this right of accumulation at any time.

Letter of Intent. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of one or more Portfolios (other than Golden Oak(R) Prime Obligation Money Market Portfolio) over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Portfolio will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Portfolio a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Portfolio to hold in escrow 5.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Portfolio's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Portfolio will combine same day purchases of Class A Shares of one or more Portfolios (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

General Information About Sales Charges

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which Class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be re-allowed up to the entire sales charge.

The Portfolio's Distributor, Edgewood Services, Inc., markets the Shares described in this prospectus to individuals, directly or through investment professionals. The Michigan Tax Free Bond Portfolio may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in Michigan municipal securities.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Sell Your Portfolio Shares

Institutional Shares

Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-545-6331.

Class A Shares
You should redeem Class A Shares:
o through an investment professional if you purchased shares through an investment professional; or
o     directly from the Trust if you purchased shares directly from the Trust.



Through An Investment Professional

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

     With respect to the Golden Oak(R) Prime Obligation Money Market Portfolio, if you submit your redemption request to your investment professional by noon (Eastern time), you may request that your redemption proceeds be wired that day, but you will not receive that day's dividends. However, investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Trust as outlined below.

Directly From The Trust

By Telephone

You may redeem Shares by simply calling the Trust at 1-800-545-6331. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

     With respect to the Golden Oak(R) Prime Obligation Money Market Portfolio, if you call before noon (Eastern time) your redemption can be wired to you the same day, but you will not receive that day's dividend. If you call after noon (Eastern time) your redemption will be wired to you the following business day, but you will receive that day's dividend.


By Mail

You may redeem shares by mailing a written request to the Trust. You will receive a redemption amount based on the next calculated NAV after the Trust receives your written request in proper form. Your redemption request will be processed on the day the Trust receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Golden Oak(R) Family of Funds

c/o Federated Shareholder Services Company

P.O. Box 8612

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:
o     Portfolio Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

Call your investment professional or the Trust if you need special instructions.


Signature Guarantees

Signatures must be guaranteed if:
o your redemption will be sent to an address other than the address of record;
o your redemption will be sent to an address of record that was changed within the last 30 days; or
o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Systematic Withdrawal Plan (Class A only)

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Portfolio. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Check Writing Service (Golden Oak(R)Prime Obligation Money Market Portfolio - Class A Shares Only)

If you own Class A Shares of the Golden Oak(R) Prime Obligation Money Market Portfolio you may redeem shares by writing checks on your account for $500 or more. Once you have signed and returned a signature card, you will receive a supply of checks. The check may be made payable to any person, and your account will continue to earn dividends until the check clears. These checks are free, but your account will be charged a fee (currently $15) for stopping payment of a check upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons.

Because of the difficulty of determining in advance the exact value of your Portfolio account, you may not use a check to close your account.

Receiving Your Money

Normally, we will send your sale proceeds within 7 days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Portfolio's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Redemptions of Your Shares (Class A Shares Only)

If your account balance drops below the required minimum balance of $1,000 because of redemptions, the Portfolio may redeem your Class A Shares. Generally, a Portfolio will give you at least 60 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.


Suspension of Your Right to Sell Your Shares

A Portfolio may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

How to Exchange Your Portfolio Shares

You may exchange your shares on any Business Day by contacting us directly by mail or telephone.

You may also exchange shares through your financial institution by mail or telephone.

If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request.

Class A Shares

You may exchange Class A Shares of any Portfolio for Class A Shares of any other Portfolio. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Portfolio with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Portfolio with the same, lower or no sales charge, then there is no incremental sales charge for the exchange. If you paid a sales charge once on shares (including shares acquired through reinvestment of dividends and capital gains) you will not have to pay a full sales charge again upon exchange into a Portfolio with a sales charge. This is true even if you exchange out of a Portfolio with a sales charge, then into a Portfolio without a sales charge and back into a Portfolio with a sales charge. However, you will have to pay an incremental sales charge if the initial shares you purchased were subject to a lower sales charge than the shares you purchase in the exchange.

Automatic Exchange of Your Shares

If your account balance for Institutional Shares drops below $1,000,000 because of redemptions, your shares may be exchanged for Class A Shares. You will not be charged the applicable Class A sales charge for such an exchange. A Portfolio will always give you at least 30 days' written notice to give you time to add to your account to avoid the exchange of your shares.

Telephone Transactions

Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although the Portfolio has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Portfolio is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Portfolio over the telephone, you will generally bear the risk of any loss.

Distribution of Portfolio Shares

Each Portfolio has adopted a distribution plan that allows the Portfolio to pay distribution and service fees for the sale and distribution of Class A Shares and for services provided to Class A shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are, 0.25% for Class A Shares.



Dividends and Distributions

Each Portfolio declares and pays its net investment income as follows:

                                           Declares  Pays
Golden Oak(R)Growth Portfolio               Quarterly Quarterly
Golden Oak(R)Value Portfolio                Quarterly Quarterly
Golden Oak(R)Small Cap Value Portfolio      Quarterly Quarterly
Golden Oak(R)International Equity Portfolio Annually  Annually
Golden Oak(R)Intermediate-Term Income       Daily     Monthly
Portfolio
Golden Oak(R)Michigan Tax Free Bond         Daily     Monthly
Portfolio
Golden Oak(R)Prime Obligation Money Market  Daily     Monthly
  Portfolio

Each Portfolio makes distributions of its net realized capital gains, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Portfolio in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Portfolio receives your written notice. To cancel your election, simply send the Portfolio written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.

Each Portfolio will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Portfolio shares may be a taxable event.

The Golden Oak(R) Michigan Tax Free Bond Portfolio intends to distribute income that is exempt from both federal taxes and Michigan state taxes. The Portfolio may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Any capital gains distributed by the Portfolio may be taxable.

The Golden Oak(R) International Equity Portfolio may be able to pass along a tax credit for foreign income taxes it pays. The Portfolio will notify you if it gives you the credit.

More information about taxes is in the Statement of Additional Information.


Financial Highlights

The tables that follow present performance information about Institutional Shares and Class A Shares of each Former Portfolio. This information is intended to help you understand each Former Portfolio's financial performance for the past five years, or, if shorter, the period of the Former Portfolio's operations. Some of this information reflects financial information for a single Former Portfolio share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Former Portfolio, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants to the Former Portfolios. Their report, along with each Former Portfolio's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-545-6331.

Financial Highlights
For a Share Outstanding Throughout the Period
For the Periods Ended January 31,

                                                                                Ratio
                                                                    Ratio       of Net
                                                                    of    Ratio Investment
           Net         RealizeDistribDistribNetons      Net         Net   of    Income
           Asset Net   and    from   from   Asset       AssetsRatio InvestExpens(Loss)
           Value InvestUnrealiNet    Net    Value       End   of    Incometo    to     Portfolio
           BeginnIncomeGain   InvestmRealizeEnd   Total of    Expens(Loss)AveragAverageTurnover
           of    (Loss)(Loss) Income Gain   of    ReturnPeriodto    to    Net   Net    Rate
           Period      on                   Period      (000) AveragAveragAssetsAssets
                       Investments                            Net   Net   (Exclu(Excluding
                                                              AssetsAssetsWaiverWaivers)
--------------------------------------------------------------------------------------------
Growth Portfolio Institutional Class
2002       $12.99$--   $(4.05)$--    $(0.23)$8.71 (31.18$50,661.11% (0.33)1.11% (0.33)%112.16%
2001       17.85 (0.01)(1.83)--      (3.02) 12.99 (11.3572,8251.06  (0.34)1.06  (0.34) 106.05
2000       16.16 (0.03)4.75  --      (3.03) 17.85 30.67 65,8911.06  (0.19)1.06  (0.19) 82.69
1999       12.66 0.02  5.88   (0.02) (2.38) 16.16 51.98 49,4971.08  0.10  1.08  0.10   70.60
1998       12.66--     3.12  --      (3.12) 12.66 25.85 36,2401.07  0.03  1.07  0.03   131.54

Growth Portfolio Class A
2002       $12.58$--   $(3.95)$--    $(0.23)$8.40 (31.40$7,9781.36% (0.58)1.36% (0.58)%112.16%
2001       17.43 (0.03)(1.80)--      (3.02) 12.58 (11.5811,9431.31  (0.60)1.31  (0.60) 106.05
2000       15.89 (0.06)4.63  --      (3.03) 17.43 30.23 9,835 1.31  (0.52)1.31  (0.52) 82.69
1999       12.51 0.02  5.74  --      (2.38) 15.89 51.45 1,540 1.33  (0.21)1.33  (0.21) 70.60
1998       12.57 (0.01)3.07  --      (3.12) 12.51 25.56 307   1.32  (0.21)1.32  (0.21) 131.54

Value Portfolio Institutional Class
2002       $9.51 $0.05 $(1.41)$(0.05)$(0.30)$7.80 (14.33$74,941.07% 0.56% 1.08% 0.55%  106.05%
2001       9.45  0.07  0.77   (0.07) (0.71) 9.51  9.36  87,3381.06  0.76  1.06  0.76   152.24
2000       9.17  0.03  0.78   (0.03) (0.50) 9.45  8.92  59,0911.09  0.36  1.09  0.36   102.11
1999       9.33  0.04  0.90   (0.04) (1.06) 9.17  12.63 46,4841.10  0.44  1.17  0.37   172.09
1998(1)    10.00 0.04  0.86   (0.04) (1.53) 9.33  9.15  30,9221.10  0.72  1.28  0.54   90.97

Value Portfolio Class A
2002       $9.47 $0.03 $(1.41)$(0.03)$(0.30)$7.76 (14.61$7,9481.32% 0.32% 1.34% 0.30%  106.05%
2001       9.41  0.05  0.77   (0.05) (0.71) 9.47  9.14  8,461 1.31  0.52  1.31  0.52   152.24
2000       9.14  0.01  0.77   (0.01) (0.50) 9.41  8.61  7,138 1.34  0.10  1.34  0.10   102.11
1999       9.32  0.03  0.87   (0.02) (1.06) 9.14  12.19 1,100 1.35  0.20  1.42  0.13   172.09
1998(1)    10.00 0.02  0.86   (0.03) (1.53) 9.32  8.97  51    1.35  0.31  1.53  0.13   90.97

Small Cap Value Portfolio Institutional Class
2002       $12.38$0.05 $1.66  $(0.06)$(2.15)$11.8814.64%$40,231.33% 0.42% 1.36% 0.39%  30.12%
2001       9.54  0.07  3.58   (0.07) (0.74) 12.38 39.30 64,8961.30  0.65  1.33  0.62   65.13
2000(3)    10.00 0.03  (0.46) (0.03)--      9.54  (4.33)40,5541.35  0.76  1.55  0.56   10.86

Small Cap Value Portfolio Class A
2002       $12.37$0.02 $1.66  $(0.03)$(2.15)$11.8714.37%$7,0071.59% 0.13% 1.62% 0.10%  30.12%
2001       9.54  0.04  3.58   (0.05) (0.74) 12.37 38.88 5,994 1.55  0.36  1.58  0.33   65.13
2000(3)    10.00 0.03  (0.47) (0.02)--      9.54  (4.42)3,305 1.60  0.72  1.83  0.49   10.86

International Equity Portfolio Institutional Class
2002       $8.87 $(0.02$(2.18)$(0.01)$--    $6.66 (24.86$39,051.50% (0.33)1.69% (0.52)%120.11%
2001(4)    10.00--     (1.07) (0.06)--      8.87  (10.6828,5301.50  (0.08)1.61  (0.19) 69.48

International Equity Portfolio Class A
2002       $8.85 $--   $(2.21)$--    $--    $6.64 (24.97$701  1.75% (0.52)1.94% (0.71)%120.11%
2001(4)    10.00 (0.03)(1.06) (0.06)--      8.85  (10.90478   1.75  (0.66)1.93  (0.84) 69.48

Intermediate-Term Income Portfolio Institutional Class
2002       $9.93 $0.57 $0.10  $(0.57)$--    $10.036.88% $114,90.65% 5.68% 0.81% 5.52%  9.84%
2001       9.35  0.58  0.58   (0.58)--      9.93  12.81 160,510.65  6.07  0.80  5.92   16.25
2000       10.32 0.55  (0.97) (0.55)--      9.35  (4.07)147,540.65  5.70  0.80  5.55   24.93
1999       10.04 0.60  0.29   (0.60) (0.01) 10.32 8.60  148,160.65  5.46  0.80  5.31   76.46
1998       9.83  0.56  0.21   (0.56)--      10.04 8.07  125,930.65  5.66  0.80  5.51   60.78

Intermediate-Term Income Portfolio Class A
2002       $9.92 $0.54 $0.11  $(0.54)$--    $10.036.73%$7,793 0.90% 5.43% 1.06% 5.27%  9.84%
2001       9.35  0.56  0.56   (0.55)--      9.92  12.426,740  0.90  5.81  1.05  5.66   16.25
2000       10.31 0.53  (0.96) (0.53)--      9.35  (4.226,224  0.90  5.52  1.05  5.37   24.93
1999       10.04 0.57  0.28   (0.57) (0.01) 10.31 8.23 2,175  0.90  5.15  1.05  5.00   76.46
1998       9.83  0.53  0.21   (0.53)--      10.04 7.78 64     0.90  5.40  1.05  5.25   60.78

Michigan Tax Free Bond Portfolio Institutional Class
2002(5)    $10.14$0.44 $0.10  $(0.44)$(0.05)$10.195.42% $74,520.65% 4.33% 0.84% 4.14% --%
2001       9.72  0.44  0.44   (0.45) (0.01) 10.14 9.29  88,8380.65  4.48  0.82  4.31   11.47
2000       10.33 0.43  (0.61) (0.43)--      9.72  (1.79)89,4450.65  4.30  0.82  4.13   2.42
1999       10.24 0.48  0.10   (0.48) (0.01) 10.33 5.40  90,1150.65  4.32  0.81  4.16   6.55
1998(1)    10.00 0.27  0.26   (0.27) (0.02) 10.24 5.35  85,5560.65  4.41  0.82  4.24   9.77

Michigan Tax Free Bond Portfolio Class A
2002(5)    $10.15$0.41 $0.10  $(0.41)$(0.05)$10.205.15% $691  0.90% 4.08% 1.09% 3.89% --%
2001       9.72  0.43  0.44   (0.43) (0.01) 10.15 9.19  729   0.90  4.24  1.08  4.06   11.47
2000       10.33 0.40  (0.61) (0.40)--      9.72  (2.03)215   0.90  4.01  1.07  3.84   2.42
1999       10.24 0.46  0.10   (0.46) (0.01) 10.33 5.17  229   0.90  4.07  1.06  3.91   6.55
1998(1)    10.00 0.27  0.26   (0.27) (0.02) 10.24 5.31  10    0.90  4.15  1.07  3.98   9.77

Prime Obligation Money Market Portfolio Institutional Class
2002       $1.00 $0.03 $--    $(0.03)$--    $1.00 3.46% $135,70.40% 3.34% 0.61% 3.13%  N/A
2001       1.00  0.06 --      (0.06)--      1.00  6.26  115,650.40  6.08  0.60  5.88   N/A
2000       1.00  0.05 --      (0.05)--      1.00  5.04  114,340.40  4.91  0.60  4.71   N/A
1999       1.00  0.06 --      (0.06)--      1.00  5.30  153,640.40  5.17  0.60  4.97   N/A
1998       1.00  0.05 --      (0.05)--      1.00  5.41  127,970.40  5.29  0.59  5.10   N/A

Prime Obligation Money Market Portfolio Class A
2002       $1.00 $0.03 $--    $(0.03)$--    $1.00 3.20% $15,510.65% 3.04% 0.86% 2.83%  N/A
2001       1.00  0.06 --      (0.06)--      1.00  6.00  11,9940.65  5.83  0.85  5.63   N/A
2000       1.00  0.05 --      (0.05)--      1.00  4.77  8,578 0.65  4.74  0.86  4.53   N/A
1999       1.00  0.05 --      (0.05)--      1.00  5.03  6,525 0.65  4.92  0.85  4.72   N/A
1998       1.00  0.05 --      (0.05)--      1.00  5.15  6,381 0.65  4.99  0.84  4.80   N/A


   Amounts designated as "--" are either $0 or have been rounded to $0.
+ Total return does not reflect the sales charge on Class A shares. Return is for the period indicated and has not been annualized.
(1) Commenced operations June 23, 1997. All ratios for the period have been annualized.
(3) Commenced operations on September 1, 1999. All ratios for the period have been annualized.
(4) Commenced operations on July 10, 2000. Per share amounts were calculated based on average shares outstanding. All ratios for the period have been annualized.
(5)   See note 2 in the Notes to Financials. (AICPA Audit and Accounting Guide)

                          GOLDEN OAK(R) FAMILY OF FUNDS

Investment Adviser

CB Capital Management, Inc.
328 S. Saginaw Street
Flint, Michigan 48502

Distributor

Edgewood Services Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000


More information about the Golden Oak(R) Family of Funds is available without charge through the following:

Statement of Additional Information (SAI)

     The SAI dated July 9, 2002, includes detailed information about the Golden Oak(R) Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list each Former Portfolio's holdings and contain information from the Former Portfolio's managers about strategies, and recent market conditions and trends and their impact on Former Portfolio performance. The reports also contain detailed financial information about the Former Portfolios.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-545-6331

By Mail:  Write to us
Golden Oak(R) Family of Funds
c/o Federated Shareholder Services
5800 Corporate Drive
Pittsburgh, PA 15237-7010


From the SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about the Golden Oak(R) Family of Funds from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Golden Oak(R) Family of Funds Investment Company Act registration number is 811-21118.

Cusip 38113Q 10 6
Cusip 38113Q 20 5
Cusip 38113Q 40 3
Cusip 38113Q 30 4
Cusip 38113Q 50 2
Cusip 38113Q 60 1
Cusip 38113Q 80 9
Cusip 38113Q 70 0
Cusip 38113Q 88 2
Cusip 38113Q 87 4
Cusip 38113Q 85 8
Cusip 38113Q 86 6
Cusip 38113Q 84 1
Cusip 38113Q 83 3




1447751 v6; V13B06!.DOC

                      STATEMENT OF ADDITIONAL INFORMATION
                                  JULY 9, 2002
                          Acquisition of the Assets of
                          GOLDEN OAK GROWTH PORTFOLIO
                           GOLDEN OAK VALUE PORTFOLIO
                      GOLDEN OAK SMALL CAP VALUE PORTFOLIO
                   GOLDEN OAK INTERNATIONAL EQUITY PORTFOLIO
                 GOLDEN OAK INTERMEDIATE-TERM INCOME PORTFOLIO
                  GOLDEN OAK MICHIGAN TAX FREE BOND PORTFOLIO
              GOLDEN OAK PRIME OBLIGATIONS MONEY MARKET PORTFOLIO,
                                 portfolios of
                                 THE ARBOR FUND
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
       By and in exchange for Class A Shares and Institutional Shares of
                          GOLDEN OAK(R) GROWTH PORTFOLIO
                          GOLDEN OAK(R) VALUE PORTFOLIO
                     GOLDEN OAK(R) SMALL CAP VALUE PORTFOLIO
                   GOLDEN OAK(R)INTERNATIONAL EQUITY PORTFOLIO
                 GOLDEN OAK(R)INTERMEDIATE-TERM INCOME PORTFOLIO
                  GOLDEN OAK(R)MICHIGAN TAX FREE BOND PORTFOLIO
             GOLDEN OAK(R)PRIME OBLIGATIONS MONEY MARKET PORTFOLIO,
                                 portfolios of
                          GOLDEN OAK(R) FAMILY OF FUNDS
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                        Telephone Number: 1-800-341-7400

         This Statement of Additional Information dated July 9, 2002 is not a prospectus. A Prospectus/Proxy Statement dated July 9, 2002 related to the above-referenced matter may be obtained from Golden Oak(R) Family of Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.




1447751 v6; V13B06!.DOC

                               TABLE OF CONTENTS

1. Statement of Additional Information of Golden Oak(R)Family of Funds, dated July 9, 2002.

2. Statement of Additional Information of Golden Oak Growth Portfolio, Golden Oak Value Portfolio, Golden Oak Small Cap Value Portfolio, Golden Oak International Equity Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligations Money Market Portfolio, each a portfolio of THE ARBOR FUND, dated May 31, 2002.

3. Financial Statements of Golden Oak Growth Portfolio, Golden Oak Value Portfolio, Golden Oak Small Cap Value Portfolio, Golden Oak International Equity Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligations Money Market Portfolio, each a portfolio of THE ARBOR FUND, dated
     January 31, 2002.





     The Statement of Additional Information of Golden Oak(R) Family of Funds ("Golden Oak Trust") dated July 9, 2002, is incorporated herein by reference to the Golden Oak Trust's Statement of Additional Information included in its Registration Statement on Form N-1A filed pursuant to Rule 485(a) (File Nos. 333-90392 and 811-21118) which was filed with the Securities and Exchange Commission on or about July 9, 2002. A copy may be obtained, upon request and without charge, from the Trust at 5800 Corporate Drive, Pittsburgh, PA 15237-7010; telephone number: 1-800-545-6331.


         The Statement of Additional Information of Golden Oak Growth Portfolio, Golden Oak Value Portfolio, Golden Oak Small Cap Value Portfolio, Golden Oak International Equity Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligations Money Market Portfolio (each a "Selling Fund" and collectively the "Selling Funds"), portfolios of The Arbor Fund (the "Arbor Trust"), dated
May 31, 2002, is incorporated herein by reference to Post-Effective Amendment No. 33 to the Arbor Trust's Registration Statement on Form N-1A (File Nos. 33-50718 and 811-07102) which was filed with the Securities and Exchange Commission on or about May 31, 2002. A copy may be obtained, upon request and without charge, from Arbor at One Freedom Valley Drive, Oaks, Pennsylvania 19456; telephone number: 1-800-545-6331.

     Financial Statements of Golden Oak(R) Growth Portfolio, Golden Oak(R) Value Portfolio, Golden Oak(R) Small Cap Value Portfolio, Golden Oak(R) International Equity Portfolio, Golden Oak(R) Intermediate-Term Income Portfolio, Golden Oak(R) Michigan Tax Free Bond Portfolio and Golden Oak(R) Prime Obligations Money Market Portfolio (each a "Successor Fund" and collectively the "Successor Funds"), portfolios of the Golden Oak Trust are not included herein because the Successor Funds have not yet commenced operations.

         The audited financial statements of the Selling Funds, dated
January 31, 2002, are incorporated herein by reference to the Selling Funds' Annual Report to Shareholders, dated January 31, 2002, which was filed with the Securities and Exchange Commission on or about March 27, 2002. A copy may be obtained, upon request and without charge, from the Arbor Trust at One Freedom Valley Drive, Oaks, Pennsylvania 19456; telephone number: 1-800-545-6331.
         Pro forma financial information is not required because the Trust and each Successor Fund have not conducted any business other than matters incident to their organization and will not commence operations until completion of the Reorganization.

                           PART C - OTHER INFORMATION

Item 15. Indemnification
         Indemnification is provided to trustees and officers of the Registrant pursuant to the Registrant's Agreement and Declaration of Trust, except where such indemnification is not permitted by law. However, the Agreement and Declaration of Trust does not protect the trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.
         Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").
         Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
         Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940, as amended, for trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Agreement and Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16. Exhibits

1     Conformed copy of Agreement and Declaration of Trust of Registrant (1)

2     By-Laws of the Registrant (1)

3     Not Applicable

4 Conformed copy of Agreement and Plan of Reorganization dated June 30, 2002, between The Arbor Fund, on behalf of the portfolios listed on Schedule A thereto, and Golden Oak(R) Family of Funds, on behalf of its portfolios listed on Schedule A thereto, is included as Exhibit A to the Prospectus/Proxy Statement included in this Registration Statement*

5     Not Applicable

6.1 Form of Investment Advisory Contract among the Registrant and CB Capital Management, Inc.(1)
6.2 Form of Sub-Advisory Contract among the Registrant, CB Capital Management, Inc. and Nicholas-Applegate Capital Management(1)
6.3 Form of Sub-Advisory Contract among the Registrant, CB Capital Management, Inc. and Systematic Financial Management L.P.(1)
6.4 Form of Sub-Advisory Contract among the Registrant, CB Capital Management, Inc. and BlackRock International Ltd.(1)
6.5 Form of Sub-Advisory Contract among the Registrant, CB Capital Management, Inc. and Wellington Management Company, LLP(1)

7.1 Form of Distributor's Contract between the Registrant and Edgewood Services, Inc.(1)

8     Not Applicable

9.1 Form of Custodian Agreement between the Registrant and State Street Bank and Trust Co.(1)
9.2   Conformed Copy of Domestic Custody Fee Schedule(1)

10.1 Form of Rule 12b-1 Distribution Plan of the Registrant and Form of 12b-1 Agreement(1)
10.2  Conformed copy of Rule 18f-3 Multiple Class Plan(1)

11 Conformed copy of Opinion and Consent of Counsel regarding legality of shares being issued(1)

12 Opinion of Dickstein Shapiro Morin & Oshinsky LLP regarding tax consequences of Reorganization(2)

13.1 Form of Agreement for Administrative Services between Registrant and Federated Services Company(1)
13.2 Form of Sub-Administrative Services Agreement among Registrant, Federated Services Company and CB Capital Management, Inc.
13.3 Form of Agreement for Transfer Agency Services between Registrant and Federated Services Company (1)
13.4 Form of Financial Administration and Accounting Services Agreement between Registrant and State Street Bank and Trust Company (1)

14.1  Conformed copy of Consent of PriceWaterhouseCoopers, Independent
      Auditors(1)

15    Not Applicable

16    Conformed Copy of Power of Attorney(1)

17    Form of Proxy*
------------------

*   Filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on June 13, 2002. (File Nos. 333-90392 and 811-21118)
2. To be filed by Post-Effective Amendment pursuant to "Dear Registrant" Letter dated February 15, 1996.


Item 17.    Undertakings
         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
         The Registrant hereby undertakes, pursuant to Section 14(a)(3) of the Investment Company Act of 1940, that following the effective date of the registration statement, the Registrant will not make any public offering of its securities until after the date on which the reorganization which is the subject of this registration statement shall have been consummated.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
         (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12) of Form N-14 within a reasonable time after receipt of such opinion.

1447751 v6; V13B06!.DOC
                                   SIGNATURES
         Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh, Commonwealth of Pennsylvania on the 10th day of July, 2002.

                                    GOLDEN OAK(R)FAMILY OF FUNDS
                                    (Registrant)



                                    By: *
                                        ------------------
                                       Peter J. Germain
                                       President

                                   SIGNATURES
         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on July 10, 2002:


                                        Attorney in Fact for the Persons Listed
/s/ C. Grant Anderson                   Below
-------------------------------------
                                        Assistant Secretary
                                        C. Grant Anderson

                   *                    Chairman and Trustee
-------------------------------------
                                        John F. Donahue
                                        (Chief Executive Officer)

                   *                    President
-------------------------------------
                                        Peter J. Germain

                   *                    Executive Vice President and Trustee
-------------------------------------
                                        J. Christopher Donahue

                   *                    Treasurer
-------------------------------------
                                        Richard J. Thomas
                                        (Principal Financial and Accounting
                                        Officer)

                   *                    Trustee
-------------------------------------
                                        Thomas G. Bigley

                   *                    Trustee
-------------------------------------
                                        John T. Conroy, Jr.

                   *                    Trustee
-------------------------------------
                                        Nicholas P. Constantakis

                   *                    Trustee
-------------------------------------
                                        John F. Cunningham

                   *                    Trustee
-------------------------------------
                                        Lawrence D. Ellis, M.D.

                   *                    Trustee
-------------------------------------
                                        Peter E. Madden

                   *                    Trustee
-------------------------------------
                                        Charles F. Mansfield, Jr.

                   *                    Trustee
-------------------------------------
                                        John E. Murray, Jr., J.D., S.J.D.

                   *                    Trustee
-------------------------------------
                                        Marjorie P. Smuts

                   *                    Trustee
-------------------------------------
                                        John S. Walsh

                                                                       EXHIBIT A
1447751 v6; V13B06!.DOC
GOLDEN OAK GROWTH PORTFOLIO,
GOLDEN OAK VALUE PORTFOLIO,
GOLDEN OAK SMALL CAP VALUE PORTFOLIO,
GOLDEN OAK INTERNATIONAL EQUITY PORTFOLIO,
GOLDEN OAK INTERMEDIATE-TERM INCOME PORTFOLIO,
GOLDEN OAK MICHIGAN TAX FREE BOND PORTFOLIO and
GOLDEN OAK PRIME OBLIGATION MONEY MARKET PORTFOLIO, each a portfolio of
THE ARBOR FUND,
SPECIAL MEETING OF SHAREHOLDERS
August 21, 2002


CUSIP NOS.  _38113Q 10 6      38113Q 20 5___________________
            _38113Q 40 3      38113Q 30 4___________________
            _38113Q 50 2      38113Q 60 1___________________
            _38113Q 80 9      38113Q 70 0___________________
            _38113Q 88 2      38113Q 87 4___________________
            _38113Q 85 8      38113Q 86 6___________________
            _38113Q 84 1      38113Q 83 3___________________


The undersigned shareholder(s) of Golden Oak Growth Portfolio, Golden Oak Value
      Portfolio, Golden Oak Small Cap Value Portfolio, Golden Oak International Equity Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money Market Portfolio (each a "Selling Fund"), each a portfolio of THE ARBOR FUND, hereby appoint(s) William Zittelli and Laurie Brooks or any of them true and lawful proxies, with power of substitution of each, to vote all shares of each Selling Fund which the undersigned is entitled to vote, at the Special Meeting of Shareholders to be held on August 21, 2002, at One Freedom Valley Drive, Oaks, Pennsylvania 19456 at 2:00 p.m. (local time) and at any adjournment thereof.

Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting.


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The proxies named will vote the shares represented by this proxy in accordance with the choice made on this ballot. IF NO CHOICE IS INDICATED, THIS PROXY WILL BE VOTED AFFIRMATIVELY ON THAT MATTER.

PROPOSAL


         To approve or disapprove a proposed Agreement and Plan of Reorganization between The Arbor Fund, on behalf of Golden Oak Growth Portfolio, Golden Oak Value Portfolio, Golden
           Oak Small Cap Value Portfolio, Golden Oak International Equity Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money Market Portfolio (each a "Selling Fund" and collectively the "Selling Funds"), and the Golden Oak(R) Family of Funds on behalf of its corresponding series, whereby the Golden Oak(R) Family of Funds, would acquire all of the assets of the corresponding Selling Fund in exchange for Class A Shares and Institutional Shares, respectively, of such series of the Golden Oak(R) Family of Funds to be distributed pro rata by the Golden Oak(R) Family of Funds to the shareholders of its series of portfolios in complete liquidation and termination of the Selling Funds.


YOU CAN HELP THE TRUST AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

PLEASE RETURN BOTTOM PORTION WITH YOUR VOTE IN THE ENCLOSED ENVELOPE AND RETAIN THE TOP PORTION.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS  X
                                                           ---

KEEP THIS PORTION FOR YOUR RECORDS.
--------------------------------------------------------------

DETACH AND RETURN THIS PORTION ONLY.


GOLDEN OAK GROWTH PORTFOLIO
GOLDEN OAK VALUE PORTFOLIO
GOLDEN OAK SMALL CAP VALUE PORTFOLIO
GOLDEN OAK INTERNATIONAL EQUITY PORTFOLIO
GOLDEN OAK INTERMEDIATE-TERM INCOME PORTFOLIO
GOLDEN OAK MICHIGAN TAX FREE BOND PORTFOLIO and
GOLDEN OAK PRIME OBLIGATION MONEY MARKET PORTFOLIO each a portfolio of
THE ARBOR FUND,

RECORD DATE SHARES: _________________

                              VOTE ON THE PROPOSAL

     FOR            AGAINST         ABSTAIN




Please sign EXACTLY as your
name(s) appear(s) above.  When
signing as attorney, executor,
administrator, guardian,
trustee, custodian, etc.,
please give your full title as
such.  If a corporation or
partnership, please sign the
full name by an authorized
officer or partner.  If stock
is owned jointly, all owners
should sign.


-----------------------------------


-----------------------------------
Signature(s) of Shareholder(s)

Date: ______________________________